[LOGO OF THE GRIFFIN FUNDS]

SEMI-ANNUAL REPORT

MARCH 31, 1997

Table of Contents

Message to Shareholders ...................................................    1
Performance Highlights of the Funds .......................................    2

                            Schedules of Investments

The Griffin Money Market Fund .............................................    3
The Griffin Tax-Free Money Market Fund ....................................    4
The Griffin Short-Term Bond Fund ..........................................    6
The Griffin U.S. Government Income Fund ...................................    8
The Griffin Bond Fund .....................................................    9
The Griffin Municipal Bond Fund ...........................................   11
The Griffin California Tax-Free Fund ......................................   13
The Griffin Growth & Income Fund ..........................................   15
The Griffin Growth Fund ...................................................   17

                              Financial Statements

Statements of Assets and Liabilities ......................................   21
Statements of Operations ..................................................   23
Statements of Changes in Net Assets .......................................   25
Financial Highlights ......................................................   27
Notes to Financial Statements .............................................   30




SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, HOME SAVINGS OF AMERICA, FSB ("HOME SAVINGS"), SAVINGS OF AMERICA OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN ANY OF THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Dear Fellow Shareholder:

We are pleased to present the Semi-Annual Report for The Griffin Funds, Inc. for the six months ended March 31, 1997. In the charts and financial statements that follow this letter you will find a more detailed summary of the performance of each of The Griffin Funds and a description of the securities held in each of the portfolios. We hope you will find this information useful as you evaluate your investments.

The Griffin Funds were created in 1993 to provide a consistent, careful and committed approach for those seeking to invest in the securities markets. Unlike many other fund families, we utilize a two-tiered approach to investment management. At the portfolio level, we employ some of this country's largest and most respected investment firms to select on a day-to-day basis the individual securities for your Funds' portfolios. Griffin Financial Investment Advisers provides an additional level of supervision and review to ensure that each Fund is in the best position to pursue the investment objectives defined in its prospectus, and that each sub-adviser remains true to these objectives. We believe this approach ensures that a consistent investment philosophy is applied with respect to each Fund by responsible, experienced managers. Through this approach, The Griffin Funds seek to provide high quality investment opportunities specifically designed for customers of Home Savings/Savings of America.

Market  Overview
The stock and bond markets began the six month period ended March 31, 1997 with impressive gains, but finished the period on a somewhat less positive note. Early indications suggested that despite many fears on Wall Street and in Washington, inflation failed to materialize as the economy experienced moderately strong growth. Corporate earnings remained strong, and the continuing appreciation of the U.S. Dollar helped position the U.S. markets favorably for both domestic and foreign investors. Beginning in March of 1997, however, concerns over increasing stock values and falling unemployment levels caused both stock and bond prices to fall sharply. Yields on long term Treasury bonds topped 7% (prices generally move in the opposite direction of yields) for the first time since September 1996, and the Standard & Poor's 500 Composite Index fell nearly 7% in the final three weeks of March. Smaller companies experiencing above average earnings growth struggled to keep pace with the broader market. So called "small cap" stocks have trailed their larger counterparts considerably over the six month period due to a combination of earnings disappointments and liquidity concerns.

Diversifying Your Investments
As many of the financial markets reach their all-time highs, some investors have become concerned with the corresponding increase in volatility. Advisers often recommend that investors diversify their holdings to help address these concerns. By investing in any of The Griffin Funds you have taken the first step towards diversification; your investment has been spread over many different securities as detailed in the Schedules of Investments found in this report. Additionally, a number of studies have indicated that as much as 90% of an investor's long-term performance is the result of their allocation among asset classes, not the timing of those allocations. As a supplement to direct mutual fund investing, Griffin Financial Services has designed a disciplined, managed investment program utilizing The Griffin Funds. This program, called the Griffin Portfolio Builder Account, was constructed to provide investors with additional diversification through asset allocation. I encourage you to contact your local Griffin Financial Services representative to learn more about simplifying the process of making these important investment decisions, and how The Griffin Funds and the Portfolio Builder Account can help you achieve those objectives.

As always, we appreciate your selection of The Griffin Funds for your financial management needs. We will do our best to preserve your confidence and loyalty.

Sincerely,

/s/ William A. Hawkins

William A. Hawkins
Chairman
The Griffin Funds, Inc.

May 15, 1997

Performance Highlights of the Funds (Unaudited)

The table below provides yield and total return information for the periods ended March 31, 1997 for The Griffin Funds. The seven day yields of the money market funds refer to the income generated by an investment in a Fund over a seven day period, expressed as an annual percentage rate. The seven day effective yields are calculated similarly but assume that the income earned from a Fund is reinvested in the Fund. The total returns indicate the percentage an investment in a Fund would have changed in value had shares been purchased at the beginning of each period, with all dividends and capital gain distributions being reinvested. The performance information under the Past Six Months column reflects cumulative total return. Average annual return is displayed in the two adjacent columns. Certain fees payable by the Funds have been waived (and/or expenses reimbursed) during periods up to and including the six months ended March 31, 1997, which have reduced operating expenses for shareholders. Without these reductions, the Funds' returns would have been lower. The table also indicates the average performance of mutual funds with investment objectives that are similar to each of the respective non-money market funds of The Griffin Funds. For each of the non-money market funds, the group average reflects the performance of a universe of mutual funds tracked by Lipper Analytical Services, Inc. The Lipper mutual fund averages do not reflect the imposition of sales charges, but do reflect the reinvestment of all dividends and capital gains, if any. Of course, past performance is not an indicator of future results.

For the Periods Ended March 31, 1997

                                                                       Seven Day
                                                        Seven Day      Effective
                                                           Yield          Yield
                                                           -----          -----

Money Market Fund(1) .............................         4.95%          5.07%

Tax-Free Money Market Fund(1) ....................         2.92%          2.96%


                                                                              Total Return
                                                                              ------------
                                                                   Class A                       Class B
                                                         ---------------------------   ---------------------------
                                                                             Since                         Since
                                                         Past Six   Past   Inception   Past Six   Past   Inception
                                                         Months     Year   (10/19/93)   Months    Year   (11/1/94)
                                                         ------     ----   ----------   ------    ----   ---------

U.S. Government Income Fund .......................       2.07%     4.39%     4.85%     1.71%     3.76%     7.48%
U.S. Government Income Fund (incl. sales charge)(2)      -2.52%    -0.31%     3.47%    -3.29%    -1.24%     6.35%
Lipper General U.S. Govt. Average (187 funds) .....       1.77%     3.48%      n/a      1.77%     3.48%      n/a

Bond Fund .........................................       2.28%     3.87%     3.65%     2.15%     3.49%     7.49%
Bond Fund (incl. sales charge)(2) .................      -2.32%    -0.81%     2.28%    -2.85%    -1.51%     6.36%
Lipper Corporate Debt A Rated Average (124 funds) .       2.31%     4.23       n/a      2.31%     4.23%      n/a

California Tax-Free Fund ..........................       2.17%     4.59%     2.97%     1.92%     4.08%     7.90%
California Tax-Free Fund (incl. sales charge)(2) ..      -2.43%    -0.11%     1.61%    -3.08%    -0.92%     6.77%
Lipper CA Municipal Debt Average (108 funds) ......       1.77%     5.23%      n/a      1.77%     5.23%      n/a

Municipal Bond Fund ...............................       1.89%     4.03%     3.18%     1.53%     3.51%     7.62%
Municipal Bond Fund (incl. sales charge)(2) .......      -2.69%    -0.65%     1.82%    -3.47%    -1.49%     6.49%
Lipper General Municipal Debt Average (244 funds) .       1.95%     4.81%      n/a      1.95%     4.81%      n/a

Growth & Income Fund ..............................      10.98%    18.10%    18.29%    10.69%    17.48%    24.08%
Growth & Income Fund (incl. sales charge)(2) ......       5.98%    12.78%    16.73%     5.69%    12.48%    23.16%
Lipper Growth & Income Average (639 funds) ........       9.02%    15.47%      n/a      9.02%    15.47%      n/a

                                                                  Class A                       Class B
                                                        ---------------------------   ---------------------------
                                                                            Since                        Since
                                                        Past Six   Past   Inception   Past Six   Past   Inception
                                                        Months     Year   (6/12/95)   Months     Year   (6/12/95)

Short-Term Bond Fund ...............................      2.19%    4.48%     5.21%     1.94%     4.05%     4.88%
Short-Term Bond Fund (incl. sales charge)(3) .......     -1.38%    0.82%     3.16%    -2.06%     0.05%     3.27%
Lipper S.I. Investment Grade Debt Average (81 funds)      2.31%    4.72%      n/a      2.31%     4.72%      n/a

Growth Fund ........................................     -7.27%    1.84%    14.63%    -7.45%     1.36%    14.17%
Growth Fund (incl. sales charge)(4) ................    -11.44%   -2.75%    11.75%   -12.45%    -3.64%    12.16%
Lipper Mid Cap Equity Average (232 funds) ..........     -4.28%    4.95%      n/a     -4.28%     4.95%     n/a

----------
(1) Investments in the Money Market Funds are neither insured nor guaranteed by the U.S. Government. There can be no assurance that either of the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.
(2) The deduction of the maximum initial sales charge with respect to Class A shares (4.5%) and the deduction of the maximum applicable contingent deferred sales charge with respect to Class B shares (5% with respect to the total return data presented for the six month and one year periods ended September 30, 1996, and 3% with respect to the total return data presented for the period from inception of the Class on November 1, 1994 to September 30, 1996) has been factored into these calculations.
(3) The deduction of the maximum initial sales charge with respect to Class A shares (3.5%) and the deduction of the maximum applicable contingent deferred sales charge with respect to Class B shares (4% with respect to the total return data presented for the six month and one year periods ended September 30, 1996, and 3% with respect to the total return data presented for the period from the inception on June 12, 1995 through September 30, 1996) has been factored into these calculations.
(4) The deduction of the maximum initial sales charge with respect to Class A shares (4.5%) and the deduction of the maximum applicable contingent deferred sales charge with respect to Class B shares (5% with respect to the total return data presented for the six month and one year periods ended September 30, 1996, and 4% with respect to the total return data presented for the period from inception on June 12, 1995 to September 30,
     1996) has been factored into these calculations.

Schedule of Investments  (Unaudited)
Griffin Money Market Fund
March 31, 1997

[PIE CHART APPEARS HERE]

Bank Note                                4%
Certificates of Deposit                  4%
Commercial Paper                        72%
U.S. Government Agency Notes            20%

Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Bank Note (4.1%):
        Financial Services (4.1%):
                Mercantile Trust, 5.16%, 1/30/98 .............   $     8,300,000   $     8,261,787
                                                                                       -----------

Total Bank Note (Cost: $8,261,787) ...........................                           8,261,787
                                                                                       -----------

Certificate of Deposit (4.5%):
        Financial Services (4.5%):
                Union Bank of California, 5.28%, 4/18/97 .....         9,000,000         9,000,000
                                                                                       -----------
Total Certificate of Deposit (Cost: $9,000,000) ..............                           9,000,000
                                                                                       -----------

Commercial Paper (71.8%):
        Financial Services (58.3%):
                American Express Credit, 5.26%,
                        4/17/97 (b) ..........................         9,000,000         8,978,960
                American General Finance Corporation,
                        5.50%, 4/23/97 (b) ...................         9,000,000         8,969,750
                Bell Atlantic Financial Services Inc.,
                        5.51%, 4/29/97 (b) ...................         9,000,000         8,961,430
                Canadian Wheat Board, 5.45%, 4/25/97 (b) .....         9,000,000         8,967,300
                Caterpillar Financial , 5.25%, 4/08/97 (b) ...         9,000,000         8,990,813
                CIT Group Holdings, 5.23%, 4/16/97 (b) .......         9,000,000         8,980,387
                Ford Motor Credit Corporation,
                        5.55%, 4/29/97 (b) ...................         9,000,000         8,961,150
                General Electric Capital Corporation,
                        5.33%, 4/25/97 (b) ...................         9,000,000         8,968,020
                International Business Machines
                        Credit Corporation, 5.29%, 4/01/97 (b)         9,000,000         9,000,000
                Toyota Motor Credit Corporation,
                        5.22%, 4/10/97 (b) ...................         9,000,000         8,988,255
                Transamerica Corporation,
                        5.26%, 4/11/97 (b) ...................         9,000,000         8,986,850
                Unilever Capital Corporation,
                        5.45%, 5/19/97 (b) ...................         9,000,000         8,934,600
                Xerox Credit Corporation,
                        5.30%, 4/01/97 (b) ...................         9,000,000         9,000,000
                                                                                       -----------
                                                                                       116,687,515
                                                                                       -----------


        Industrial Conglomerate (9.0%):
                Cargrill Incorporated, 5.42%, 4/17/97 (b) ....         9,000,000         8,978,320
                Emerson Electric, 5.24%, 4/14/97 (b) .........         9,000,000         8,982,970
                                                                                       -----------
                                                                                        17,961,290
                                                                                       -----------

        Manufacturing (4.5%):
                Dupont, 5.21%, 4/09/97 (b) ...................         9,000,000         8,989,580
                                                                                       -----------

Total Commercial Paper (Cost: $143,638,385) ..................                         143,638,385
                                                                                       -----------

U.S. Government Agency Securities (20.1%):
        Federal Farm Credit Bank Notes (12.4%):
                5.62%, 9/03/97 ...............................        25,000,000        24,970,159
                                                                                       -----------

        Federal Home Loan Bank Notes (2.7%):
                5.40%, 4/01/97 (b) ...........................         5,350,000         5,350,000
                                                                                       -----------

        Federal National Mortgage Association Notes (5.0%):
                5.42%, 12/16/97  .............................        10,000,000         9,986,297
                                                                                       -----------

Total U.S. Government Agency Securities
        (Cost $40,306,456)                                                              40,306,456
                                                                                       -----------


Repurchase Agreements (0.0%):
        State Street Bank & Trust Co., Master
           Repurchase Agreement , 4.25%, dated
           3/31/97 due 4/01/97, Collateralized
           by U.S. Government Securities
           (delivery value $29,797) .........................             29,794            29,794
                                                                                       -----------


Total Repurchase Agreements (cost: $29,794) .................                               29,794
                                                                                       -----------

Total Investments In Securities
            (cost: $201,236,422) (c) (100.5%) ...............                          201,236,422
Other Assets Less Liabilities (-0.5%) .......................                           (1,049,401)
                                                                                       -----------
Net Assets (100%) ...........................................                         $200,187,021
                                                                                       ===========

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b)  Rate represents annualized yield to maturity at March 31, 1997.
(c)  Cost is the same for federal income tax purposes.


                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Tax-Free Money Market Fund
March 31, 1997

[PIE CHART APPEARS HERE]

Variable Rate Demand Notes                    50%
Commercial Paper                               6%
Pre-refunded Bonds                             4%
General Obligations                           15%
Notes/Bonds                                   25%


Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Municipal Short-Term Securities (97.2%):
        Arizona (3.8%):
                Scottsdale, Arizona Municipal
                        Property Municipal Facilities,
                        7.60%, Pre-refunded to 7/01/97 .......   $       500,000   $       514,879
                                                                                       -----------

        California (5.9%):
                California State Revenue Anticipation
                        Notes, 4.50%, 6/30/97 ................           300,000           300,377
                Sacramento County, California
                        Tax and Revenue Anticipation
                        Notes, 4.50%, 9/30/97 ................           500,000           501,700
                                                                                       -----------
                                                                                           802,077
                                                                                       -----------


        Delaware (7.1%):
                Delaware State Economic Development
                        Authority Industrial Development Revenue,
                        Delaware City Waste Recovery,
                        Series A, 3.50%, 4/02/97 (b) .........           500,000           500,000
                Wilmington, Delaware General
                        Obligation, 5.00%, 10/01/97 ..........           465,000           468,175
                                                                                       -----------
                                                                                           968,175
                                                                                       -----------


        Florida (2.9%):
                Citrus Park Community Development,
                        District Florida, Capital Improvements,
                        3.50%, 4/02/97 (b) ...................           200,000           200,000
                Florida Housing Finance Agency
                        Multi Family Monterey Meadow,
                        3.45%, 4/02/97 (b) ...................           200,000           200,000
                                                                                       -----------
                                                                                           400,000
                                                                                       -----------


        Illinois (7.3%):
                Chicago, Illinois O'Hare International
                        Airport, General Airport Second Lien,
                        Series A, 5.00%, 1/01/98 .............           100,000           100,627
                Chicago, Illinois O'Hare International
                        Airport, General Airport Second Lien,
                        Series B, 3.55%, 4/02/97 (b) .........           100,000           100,000
                Chicago, Illinois O'Hare International
                        Airport, General Airport Second Lien,
                        Series C, 3.50%, 4/02/97 (b) .........           400,000           400,000
                Illinois Health Facilities Authority
                        Revenue, SSM Health
                        Care Project A, 3.40%, 4/02/97 (b) ...           400,000           400,000
                                                                                       -----------
                                                                                         1,000,627
                                                                                       -----------


        Indiana (2.2%):
                Fort Wayne, Indiana Hospital
                        Authority, Parkview Memorial
                        Hospital, Series B, 3.40%, 4/02/97 (b)           200,000           200,000
                Indianapolis, Indiana Multi-Family
                        Housing Revenue, Canal Square
                        Project, 3.50%, 4/02/97 (b) ..........           100,000           100,000
                                                                                       -----------
                                                                                           300,000
                                                                                       -----------


        Kansas (8.1%):
                Kansas City, Kansas Industrial
                        Revenue, Adjustable Rate-PQ
                        Corporation Project,
                        4.00%, 4/01/97 (b) ...................           600,000           600,000
                Kansas State Department of Transportation
                        Highway Revenue, 3.35%, 4/02/97 (b) ..           500,000           500,000
                                                                                       -----------
                                                                                         1,100,000
                                                                                       -----------


        Louisiana (8.1%):
                Ascension Parish, Louisiana
                        Pollution Control Revenue, Shell Oil,
                        3.30%, 4/02/97 (b) ...................           500,000           500,000
                East Baton Rouge Parish, Louisiana
                        Pollution Control Revenue,
                        Georgia-Pacific Corporation,
                        3.45%, 4/03/97 (b) ...................           100,000           100,000
                South Louisiana Port Community
                        Marine Terminal Facilities
                        Revenue, 3.45%, 4/02/97 (b) ..........           500,000           500,000
                                                                                       -----------
                                                                                         1,100,000
                                                                                       -----------


        Massachusetts (3.7%):
                Massachusetts State General
                        Obligation, 4.25%, 6/10/97 ...........           500,000           500,393
                                                                                       -----------


        Michigan (7.6%):
                Big Rapids, Michigan Public
                        Schools District, 7.50%, 5/01/97 .....           525,000           526,705
                Michigan State Hospital Financing
                        Authority, 4.10%, 10/15/97 ...........           500,000           500,778
                                                                                       -----------
                                                                                         1,027,483
                                                                                       -----------


                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Tax-Free Money Market Fund (Continued)
March 31, 1997


                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
        Missouri (1.5%):
                Columbia Missouri Special Revenue,
                        Series A, 3.45%, 4/02/97 (b) .........   $       200,000   $       200,000
                                                                                       -----------


        Montana (0.7%):
                Billings, Montana Industrial
                        Development Revenue,
                        3.45%, 4/02/97 (b) ...................           100,000           100,000
                                                                                       -----------


        Nebraska (2.9%):
                Nebraska Higher Education Loan
                        Program, 3.55%, 4/02/97 (b) ..........           400,000           400,000
                                                                                       -----------


        Nevada (2.9%):
                Clark County, Nevada Airport
                        Improvement Revenue,
                        Series A-1, 3.35%, 4/02/97 (b) .......           400,000           400,000
                                                                                       -----------


        New Mexico (3.7%):
                Albuquerque, New Mexico Gross
                        Receipts Lodgers Tax Revenue,
                        3.45%, 4/02/97 (b) ...................           500,000           500,000
                                                                                       -----------


        North Carolina (2.9%):
                North Carolina Eastern Municipal
                        Power Agency - Power System
                        Revenue, 3.30%, 4/07/97 ..............           300,000           300,000
                North Carolina Educational Facilities
                        Finance Authority Bowman
                        Gray School, 3.50%, 4/02/97 (b) ......           100,000           100,000
                                                                                       -----------
                                                                                           400,000
                                                                                       -----------


        Ohio (6.7%):
                Hamilton County, Ohio Sewer
                        System Revenue, 5.90%, 12/01/97 ......           400,000           405,460
                Ohio State General Obligation,
                        4.80%, 5/15/97 .......................           500,000           500,703
                                                                                       -----------
                                                                                           906,163
                                                                                       -----------


        Tennessee (2.9%):
                Tennessee Housing Development
                        Agency, 3.85%, 5/29/97 ...............           400,000           400,000
                                                                                       -----------


        Texas (3.7%):
                Grapevine, Texas Industrial
                        Development Corporation, Multiple
                        Mode - American Airlines,
                        3.80%, 4/01/97 (b) ...................           100,000           100,000
                Greater East Texas Higher Education,
                        3.85%, 5/01/97 .......................           400,000           400,000
                                                                                       -----------
                                                                                           500,000
                                                                                       -----------


        Utah (3.7%):
                Intermountain Power Agency Utah
                        Power Supply Revenue,
                        3.55%, 5/09/97 .......................   $       500,000   $       500,000
                                                                                       -----------


        Washington (5.7%):
                Port Seattle Washington Revenue,
                        4.40%, 11/01/97 ......................           275,000           276,086
                Seattle, Washington Water System
                        Revenue, 3.45%, 4/02/97 (b) ..........           500,000           500,000
                                                                                       -----------
                                                                                           776,086
                                                                                       -----------


        Wisconsin (3.2%):
                Wisconsin State Health & Educational
                        Facilities Authority Revenue,
                        Meriter Hospital, 4.00%, 12/01/97 ....           430,000           429,708
                                                                                       -----------


Total Municipal Short-Term Securities
        (cost: $13,225,591) ..................................                          13,225,591
                                                                                       -----------


Other Short-Term Securities (0.2%):
                Seven Seas Tax Free Money Market,
                        3.03%, 4/01/97 .......................            32,145            32,145
                                                                                       -----------

Total Other Short-Term Securities
        (cost: $32,145) ......................................                              32,145
                                                                                       -----------


Total Investments In Securities
        (cost: $13,257,736) (c) (97.4%) ......................                          13,257,736
Other Assets Less Liabilities (2.6%) .........................                             354,763
                                                                                       -----------
Net Assets (100%) ............................................                     $    13,612,499
                                                                                       ===========

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b) These variable rate securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.
(c)  Cost is the same for federal income tax purposes.

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Short-Term Bond Fund
March 31, 1997

[PIE CHART APPEARS HERE]

Corporate Bonds                        17%
U.S. Treasury Notes                    69%
U.S. Agency Securities                 12%
Cash                                    2%

Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Corporate Bonds (16.6%):
        Banking (2.5%):
                Bankers Trust - New York, 9.50%, 6/14/00 .....    $       90,000    $       96,300
                First Chicago, 9.00%, 6/15/99 ................            30,000            31,388
                MBNA Corporation
                        6.88%, 10/01/99 ......................           210,000           209,475
                        7.49%, 9/14/99 .......................           350,000           353,500
                Northern Trust , 9.00%, 5/15/98 ..............           100,000           102,767
                                                                                       -----------
                                                                                           793,430
                                                                                       -----------


        Financial Services (5.6%):
                Associates Corporation, N.A
                        6.00%, 3/15/00 .......................           250,000           244,063
                        6.75%, 10/15/99 ......................            16,000            16,000
                        6.75%, 7/15/97 .......................            37,000            37,081
                Bear Stearns Company, 9.13%, 4/15/98 .........            30,000            30,825
                Ford Motor Credit Corporation,
                        9.38%, 12/15/97 ......................            50,000            51,114
                General Motors Acceptance Corporation
                        5.63%, 2/15/01 .......................           200,000           190,250
                        8.38%, 5/01/97 .......................            30,000            30,056
                Golden West Financial, 10.25%, 12/01/00 ......           255,000           280,181
                Heller Financial, 9.13%, 8/01/99 .............           100,000           104,750
                Lehman Brothers Holdings Corporation,
                        8.88%, 11/01/98 ......................           150,000           154,772
                Paine Webber Group, 9.25%, 12/15/01 ..........           600,000           639,000
                                                                                       -----------
                                                                                         1,778,092
                                                                                       -----------


        Industrial Conglomerate (3.6%):
                Anheuser Busch Company,
                        8.75%, 12/01/99 ......................           100,000           104,750
                Cox Communication Incorporated - New,
                        8.55%, 6/01/00 .......................            40,000            41,550
                Cox Communications Incorporated,
                        6.38%, 6/15/00 .......................           100,000            97,875
                General Motors Acceptance Corporation,
                        6.88%, 7/15/01 .......................           300,000           296,250
                GTE Corporation, 9.38%, 12/01/00 .............           100,000           107,000
                International Paper Company,
                        9.70%, 3/15/00 .......................   $       150,000   $       160,688
                Lockheed Corporation, 9.38%, 10/15/99 ........            71,000            75,260
                Pepsico Incorporated, 7.75%, 10/01/98 ........           100,000           101,850
                Sears Roebuck & Company,
                        7.32%, 3/20/98 .......................           100,000           100,962
                Texaco Capital Incorporated,
                        9.00%, 12/15/99 ......................            65,000            68,494
                                                                                       -----------
                                                                                         1,154,679
                                                                                       -----------


        Retailing (0.4%):
                Wal-Mart Stores
                        5.50%, 9/15/97 .......................            30,000            29,925
                        6.75%, 5/15/02 .......................           100,000            98,750
                                                                                       -----------
                                                                                           128,675
                                                                                       -----------


        Transportation (0.5%):
                Southwest Airlines, 9.40%, 7/01/01 ...........           150,000           160,875
                                                                                       -----------


        Utilities (4.0%):
                Alabama Power Company, 6.38%, 8/01/99 ........            30,000            29,775
                Baltimore Gas & Electric, 8.93%, 7/16/98 .....           100,000           102,875
                Consolidated Natural Gas, 8.75%, 6/01/99 .....           465,000           483,019
                National Rural Utilities, 6.75%, 9/01/01 .....           300,000           295,500
                Orange & Rockland Utility,
                        9.38%, 3/15/00 .......................           275,000           291,844
                Southern California Edison,
                        8.25%, 2/01/00 .......................            60,000            61,950
                                                                                       -----------
                                                                                         1,264,963
                                                                                       -----------


Total Corporate Bonds
        (cost: $5,341,919) ...................................                           5,280,714
                                                                                       -----------


U.S. Government And Agency Securities (78.0%):
        U.S. Treasury Notes (66.2%):
                4.75%, 8/31/98 ...............................         1,000,000           979,500
                5.13%, 2/28/98 ...............................         1,200,000         1,190,136
                5.13%, 11/30/98 ..............................           600,000           588,510
                5.50%, 4/15/00 ...............................         1,600,000         1,552,608
                5.50%, 12/31/00 ..............................           600,000           576,204
                5.88%, 8/15/98 ...............................         1,400,000         1,392,146
                5.88%, 11/15/99 ..............................         1,200,000         1,180,368
                6.00%, 8/15/99 ...............................         1,750,000         1,729,368
                6.38%, 1/15/99 ...............................           675,000           675,074
                6.63%, 6/30/01 ...............................           350,000           348,394
                6.88%, 3/31/00 ...............................           550,000           553,757
                7.00%, 4/15/99 ...............................         1,100,000         1,111,330
                7.50%, 10/31/99 ..............................           650,000           663,930
                7.50%, 5/15/02 ...............................         1,750,000         1,804,723
                7.75%, 12/31/99 ..............................           800,000           822,864
                7.75%, 1/31/00 ...............................         1,950,000         2,006,804
                8.25%, 7/15/98 ...............................           670,000           686,489
                8.88%, 5/15/00 ...............................           150,000           159,510

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Short-Term Bond Fund (Continued)
March 31, 1997

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
                9.13%, 5/15/99 ...............................   $     2,200,000   $     2,313,338
                9.25%, 8/15/98 ...............................           700,000           726,922
                                                                                       -----------
                                                                                        21,061,975
                                                                                       -----------


        U.S. Agency Securities (11.8%):
                Federal Home Loan Bank (1.2%):
                        5.89%, 7/24/00 .......................           200,000           194,540
                        5.94%, 6/13/00 .......................           200,000           194,988
                                                                                       -----------
                                                                                           389,528
                                                                                       -----------


                Federal Home Loan Mortgage Association (8.3%):
                        5.50%, 5/01/01 .......................           225,932           217,742
                        5.50%, 6/01/01 .......................           248,674           239,660
                        6.00%, 4/01/99 .......................           165,464           161,430
                        6.00%, 6/01/01 .......................           476,293           464,681
                        6.00%, 6/01/01 .......................            98,153            95,760
                        6.50%, 12/01/99 ......................           403,499           396,309
                        6.50%, 5/01/01 .......................           474,677           470,077
                        7.00%, 9/01/01 .......................           546,252           546,077
                        7.75%, 11/07/01 ......................            50,000            51,563
                                                                                       -----------
                                                                                         2,643,299
                                                                                       -----------


                Federal National Mortgage Association (2.3%):
                        8.25%, 12/18/00 ......................           225,000           235,060
                        9.05%, 4/10/00 .......................           475,000           503,495
                                                                                       -----------
                                                                                           738,555
                                                                                       -----------



Total U.S. Government And Agency Securities
        (cost: $25,097,750) ..................................                          24,833,357
                                                                                       -----------


Short-Term Securities (1.9%):
        Repurchase Agreements (1.9%):
                State Street Bank & Trust Co. Master
                        Repurchase Agreement, 4.25%, dated
                        3/31/97 due 4/01/97, Collaterized
                        by U.S. Goverment Securities (delivery
                        value $613,452) ......................   $       613,380   $       613,380
                                                                                       -----------


Total Short-Term Securities (cost: $613,380) .................                             613,380
                                                                                       -----------


Total Investments In Securities
        (cost: $31,053,047)(b)(96.5%) ........................                          30,727,451
Other Assets Less Liabilities (3.5%) .........................                           1,105,266
                                                                                       -----------
Net Assets (100%) ............................................                         $31,832,717
                                                                                       ===========

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost as follows:

                   Gross unrealized appreciation   $   1,605
                   Gross unrealized depreciation    (327,201)
                                                   ---------
                   Net unrealized depreciation     ($325,596)
                                                   =========

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin U.S. Government Income Fund
March 31, 1997

[PIE CHART APPEARS HERE]

U.S. Treasury Notes                           15%
Mortgage-Backed Securities                    77%
U.S. Government Agency Securities              2%
U.S. Government Agency Notes                   6%


Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Mortgage-Backed Securities (70.5%):
        Government National Mortgage Association (61.2%):
                7.00%, 8/15/23 - 3/15/27 .....................   $     9,327,720   $     8,907,550
                7.50%, 3/15/24 - 2/15/27 .....................        15,078,289        14,784,070
                8.00%, 10/15/24 - 2/15/27 ....................        10,156,792        10,201,175
                9.50%, 8/15/09 - 8/15/20 .....................         2,644,27          2,840,145
                11.00%, 2/15/10 - 10/15/18 ...................           256,518           285,616
                12.50%, 12/15/10 - 6/15/15 ...................            85,777            99,421
                13.00%, 8/15/12 ..............................            43,837            50,975
                                                                                       -----------
                                                                                        37,168,952
                                                                                       -----------


        Federal Home Loan Mortgage Corporation (1.2%):
                9.50%, 11/01/05 ..............................           159,110           166,866
                9.50%, 12/01/04 ..............................           513,832           538,882
                                                                                       -----------
                                                                                           705,748
                                                                                       -----------


        Federal National Mortgage Association (5.4%):
                6.50%, 11/01/26 ..............................         2,000,000         1,854,360
                10.00%, 7/01/21 ..............................         1,311,912         1,434,904
                                                                                       -----------
                                                                                         3,289,264
                                                                                       -----------


        Collateralized Mortgage Obligations (2.7%):
                L. F. Rothschild Mortgage Trust,
                        Series 3, Class Z, 9.95%, 9/01/17 ....         1,512,527         1,651,027
                                                                                       -----------


Total Mortgage-Backed Securities
        (cost: $43,178,780) ..................................                          42,814,991
                                                                                       -----------


U.S. Government  And Agency Securities (15.8%):
        U.S. Treasury Notes (14.1%):
                5.88%, 7/31/97 ...............................         5,550,000         5,554,662
                6.88%, 5/15/06 ...............................         3,000,000         2,984,730
                                                                                       -----------
                                                                                         8,539,392
                                                                                       -----------


        Federal National Mortgage Association (1.7%):
                8.10%, 8/12/19 ...............................   $     1,000,000   $     1,068,840
                                                                                       -----------

Total U.S. Goverment And Agency Securities
        (cost: $9,706,018) ...................................                           9,608,232
                                                                                       -----------


Short-Term Securities (5.3%):
        Federal Home Loan Bank (0.2%):
                6.25%, 4/01/97 (b) ...........................           100,000           100,000
                                                                                       -----------


        Federal Home Loan Mortgage Corporation (5.1%):
                5.40%, 4/08/97 (b) ...........................         3,100,000         3,096,745
                                                                                       -----------


Total Short-Term Securities (cost: $3,196,745) ...............                           3,196,745
                                                                                       -----------


Total Investments In Securities
        (cost: $56,081,543)(c)(91.6%) ........................                          55,619,968
Other Assets Less Liabilities (8.4%) .........................                           5,083,860
                                                                                       -----------
Net Assets (100%) ............................................                         $60,703,830
                                                                                       ===========

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b)     Rate represents annualized yield to maturity at March 31, 1997.
(c) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $  95,081
        Gross unrealized depreciation            (556,656)
                                                 --------
        Net unrealized depreciation             ($461,575)
                                                 ========

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Bond Fund
March 31, 1997

[PIE CHART APPEARS HERE]

Corporate Bonds                          69%
U.S. Agency Securities                   16%
U.S. Treasury Notes & Bonds              14%
Other                                     1%

Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Asset Backed Securities (0.1%):
        Corporate (0.1%):
                General Motor Acceptance Corporation
                        Grantor Trust, 6.30%, 6/15/99 ........   $        42,013   $        42,129
                                                                                       -----------

Total Asset Backed Securities (cost $42,000): ................                              42,129
                                                                                       -----------

Corporate Bonds (67.4%):
        Banking (11.6%):
                Abbey National First Capital
                        Corporation, 8.20%, 10/15/04 (b) .....           175,000           182,875
                ANZ Banking Group, 7.55%, 9/15/06 ............           230,000           230,288
                Bankamerica Corporation, 7.50%, 10/15/02 .....           150,000           151,688
                Capital One Bank, 6.83%, 8/16/99 .............           300,000           297,750
                Chase Manhattan Bank
                        6.63%, 1/15/98 .......................           130,000           130,478
                        7.13%, 3/01/05 .......................           400,000           392,000
                Doa Heng Bank, 7.75%, 1/24/07 (b) ............           270,000           262,913
                First National Bank of Boston,
                        7.38%, 9/15/06 .......................           270,000           266,288
                First Security Corporation, 6.88%, 11/15/06 ..           220,000           209,000
                First Union Corporation, 9.45%, 8/15/01 ......           246,000           266,603
                Fleet Financial Group
                        6.00%, 10/26/98 ......................           315,000           312,442
                        7.13%, 4/15/06 .......................           335,000           324,531
                Golden West Financial, 7.88%, 1/15/02 ........           250,000           256,563
                Malayan Banking Berhad-New York,
                        7.13%, 9/15/05 (b) ...................           100,000            96,625
                Midland Bank PLC, 7.63%, 6/15/06 (b) .........           400,000           401,000
                NationsBank Corporation
                        5.38%, 4/15/00 .......................           300,000           287,625
                        7.25%, 10/15/25 ......................           275,000           254,031
                Norwest Corporation, 7.70%, 11/15/97 .........           200,000           201,920
                                                                                       -----------
                                                                                         4,524,620
                                                                                       -----------

        Utilities (1.7%):
                Florida Power & Light , 5.38%, 4/01/00 .......           305,000           292,800
                Ohio Edison, 8.75%, 2/15/98 ..................           225,000           229,219
                Virginia Electric & Power, 8.88%, 6/01/99 ....           125,000           130,156
                                                                                       -----------
                                                                                           652,175
                                                                                       -----------

        Financial Services (25.2%):
                Aegon, 8.00%, 8/15/06 (b) ....................           314,000           321,850
                American Telephone & Telegraph
                        Capital Corporation, 5.65%, 1/15/99 ..           390,000           382,200
                Associates Corporation, N.A.,
                        6.63%, 5/15/01 .......................   $        80,000   $        78,500
                        6.75%, 7/15/01 .......................            60,000            59,100
                        6.75%, 8/01/01 .......................            55,000            54,175
                Bear Stearns Company
                        6.50%, 6/15/00 .......................           225,000           220,500
                        7.63%, 9/15/99 .......................           250,000           254,063
                BHP Finance U.S.A ............................
                        6.69%, 3/01/06 (b) ...................           204,000           193,545
                        7.00%, 12/01/97 (b) ..................           200,000           201,000
                        7.88%, 12/01/02 (b) ..................           205,000           211,150
                CIT Group Holdings, 8.75%, 4/15/98 ...........           110,000           112,683
                Commercial Credit, 5.70%, 3/01/98 ............           175,000           174,116
                Countrywide Funding Corporation,
                        8.25%, 7/15/02 .......................           166,000           172,018
                Donaldson Lufkin & Jenrette,
                        6.88%, 11/01/05 ......................           294,000           278,933
                Ford Motor Credit Corp. ......................
                        Ford - Global Bond, 6.25%, 2/26/98 ...           350,000           350,179
                        6.85%, 8/15/00 .......................           250,000           248,750
                        7.40%, 11/01/46 ......................            80,000            74,800
                        8.20%, 2/15/02 .......................           500,000           518,750
                General Motors Acceptance Corporation
                        6.63%, 9/19/02 .......................           455,000           443,056
                        6.88%, 7/15/01 .......................           215,000           212,313
                        9.63%, 5/15/00 .......................           100,000           107,125
                Lehman Brothers Incorporated
                        6.65%, 7/14/98 .......................           225,000           225,239
                        6.13%, 2/01/01 .......................           550,000           527,313
                Lincoln National Corporation,
                        7.25%, 5/15/05 .......................           450,000           439,313
                Merrill Lynch & Company Incorporated
                        6.00%, 1/15/01 .......................           150,000           144,188
                        6.25%, 1/15/06 .......................           230,000           212,750
                        7.38%, 8/17/02 .......................           200,000           201,250
                Morgan J.P. & Company
                        7.63%, 11/15/98 ......................           250,000           254,145
                        7.63%, 9/15/04 .......................           250,000           253,125
                Morgan Stanley Group, 8.88%, 10/15/01 ........           300,000           319,875
                Paine Webber Group
                        7.31%, 8/09/00 .......................           110,000           110,275
                        7.63%, 10/15/08 ......................            40,000            39,650
                        7.81%, 2/13/17 .......................           165,000           158,194
                        8.06%, 1/17/17 .......................           255,000           252,450
                        8.25%, 5/01/02 .......................           200,000           206,750
                Sanwa Business Credit, 7.25%, 9/15/01 (b) ....           270,000           270,000
                Smith Barney Holdings Incorporated,
                        7.13%, 10/01/06 ......................           345,000           333,356
                Travelers Property Casualty Corp. ............
                        6.75%, 11/15/06 ......................           230,000           217,638
                        6.75%, 4/15/01 .......................           500,000           492,500
                US Leasing International, 8.75%, 12/01/01 ....           505,000           534,669
                                                                                       -----------
                                                                                         9,861,486
                                                                                       -----------

        Government National (1.0%):
                Quebec Province, 7.13%, 2/09/24 (b) ..........           115,000           104,219
                Republic of Colombia, 7.63%, 2/15/07 (b) .....           145,000           136,663
                Republic of Indonesia, 7.75%, 8/01/06 (b) ....           165,000           163,969
                                                                                       -----------
                                                                                           404,851
                                                                                       -----------

        Industrial Conglomerate (25.4%):
                ADT Operations, 8.25%, 8/01/00 ...............           350,000           361,375
                American Brands, 7.50%, 5/15/99 ..............           120,000           121,800

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Bond Fund (Continued)
March 31, 1997

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
                Black & Decker
                        7.00%, 2/01/06 .......................   $        50,000   $        47,938
                        7.50%, 4/01/03 .......................           185,000           186,156
                Cardinal Health, 6.00%, 1/15/06 ..............           297,000           269,156
                Coastal Corporation, 8.13%, 9/15/02 ..........           165,000           170,981
                Coca Cola Company, 7.88%, 9/15/98 ............           200,000           203,926
                Columbia/HCA Healthcare
                        6.91%, 6/15/05 .......................           300,000           291,000
                        7.15%, 3/30/04 .......................           250,000           246,875
                ConAgra Incorporated, 7.13%, 10/01/26 ........           240,000           234,600
                CPC International Incorporated,
                        6.15%, 1/15/06 .......................           350,000           323,750
                CSR America Incorporated, 6.88%, 7/21/05 (b) .           300,000           287,625
                General Motors Corporation,
                        9.63%, 12/01/00 ......................           350,000           378,438
                GTE Corporation, 8.85%, 3/01/98 ..............           500,000           510,705
                GTE South, 6.00%, 2/15/08 ....................           250,000           223,125
                Hanson Overseas BV, 6.75%, 9/15/05 (b) .......           250,000           237,813
                Honeywell Incorporated, 6.60%, 4/15/01 .......           350,000           343,438
                International Business Machines
                        Corporation, 6.38%, 6/15/00 ..........           200,000           197,000
                International Paper Company, 9.70%, 3/15/00 ..           160,000           171,400
                Lockheed Martin Corporation
                        7.25%, 5/15/06 .......................           110,000           108,488
                        7.75%, 5/01/26 .......................           235,000           231,769
                MFS Communications, 8.34%, 1/15/04 ...........           355,000           319,500
                News America Holdings
                        7.50%, 3/01/00 (b) ...................           350,000           353,063
                        8.63%, 2/01/03 (b) ...................           350,000           371,000
                        9.13%, 10/15/99 (b) ..................            65,000            68,331
                Norcen Energy Resources, 7.38%, 5/15/06 (b) ..           120,000           117,450
                Pepsico Incorporated, 7.75%, 10/01/98 ........           300,000           305,550
                Petroliam Nasional Berhad,
                        7.63%, 10/15/26 (b) ..................           300,000           291,000
                Rite Aid, 6.70%, 12/15/01 ....................           485,000           474,088
                Sears Roebuck & Company
                        5.60%, 11/16/98 ......................           135,000           133,290
                        5.71%, 2/06/01 .......................            65,000            61,831
                        9.25%, 4/15/98 .......................           165,000           169,638
                        9.35%, 7/06/98 .......................           100,000           103,456
                        9.38%, 4/08/98 .......................           300,000           308,784
                Tennessee Gas Pipeline, 7.00%, 3/15/27 .......           170,000           164,900
                Wal-Mart Stores, 8.63%, 4/01/01 ..............           350,000           368,813
                Wharf Capital International,
                        8.88%, 11/01/04 (b) ..................           130,000           136,013
                WMX Technology Incorporated
                        6.00%, 11/02/98 ......................           100,000            99,209
                        7.70%, 10/01/02 ......................           330,000           335,775
                        8.25%, 11/15/99 ......................           200,000           207,000
                Worldcom Incorporated, 7.55%, 4/01/04 ........           385,000           381,631
                                                                                       -----------
                                                                                         9,917,680
                                                                                       -----------

        Transportation (2.5%):
                Burlington Northern, 6.96%, 3/22/09 ..........           134,996           131,871
                Federal Express, 10.00%, 9/01/98 .............           175,000           182,751
                Southwest Airlines, 7.88%, 9/01/07 ...........           200,000           203,750
                Union Pacific Corporation
                        6.70%, 12/01/06 ......................           225,000           210,656
                        7.38%, 5/15/01 .......................           250,000           250,000
                                                                                       -----------
                                                                                           979,028
                                                                                       -----------

Total Corporate Bonds
        (cost: $26,829,835) ..................................                          26,339,840
                                                                                       -----------

U.S. Government And Agency Securities (29.4%):
        U.S. Government Securities (15.9%):
                U.S. Treasury Bonds (9.8%):
                        7.25%, 8/15/22 .......................   $     3,832,000   $     3,842,423
                                                                                       -----------

                U.S. Treasury Notes (6.1%):
                        5.50%, 11/15/98 ......................         1,580,000         1,558,979
                        5.88%, 11/15/99 ......................            60,000            59,018
                        6.38%, 8/15/02 .......................            42,000            41,250
                        6.50%, 10/15/06 ......................           748,000           724,819
                                                                                       -----------
                                                                                         2,384,066
                                                                                       -----------

        U.S. Agency Securities (13.5%):
                Federal National Mortgage Association (6.5%):
                        6.00%, 3/01/04 .......................           383,910           367,713
                        6.86%, 6/17/11 .......................           150,000           145,453
                        7.00%, 8/01/03 - 11/01/26 ............           745,303           716,827
                        7.50%, 9/01/11 .......................            95,100            95,219
                        7.54%, 6/01/16 .......................           323,496           325,922
                        8.00%, 10/01/25 - 9/01/26 ............           878,747           882,315
                                                                                       -----------
                                                                                         2,533,449
                                                                                       -----------

                Government National Mortgage Association (7.0%):
                        7.00%, 11/15/23 - 6/20/26 ............                     556,723 530,066
                        7.50%, 12/15/23 - 1/20/27 ............           964,938           946,299
                        8.00%, 7/15/17 .......................           369,718           372,720
                        8.50%, 12/15/21 ......................           316,825           326,130
                        9.00%, 12/15/21 - 3/01/27 ............           514,401           541,686
                                                                                       -----------
                                                                                         2,716,901
                                                                                       -----------

Total U.S. Government And Agency Securities
        (cost: $11,685,078) ..................................                          11,476,839
                                                                                       -----------

Short-Term Securities (1.2%):
        Repurchase Agreement (1.2%):
                State Street Bank & Trust Co. ................
                        Master Repurchase Agreement, 4.25%,
                        dated 3/31/97 due 4/01/97,
                        Collaterized by U.S. Government
                        Securities (delivery value $484,485) .           484,428           484,428
                                                                                       -----------

Total Short-Term Securities (cost: $484,428) .................                             484,428
                                                                                       -----------

Total Investments In Securities
        (cost: $39,041,341)(c)(98.1%) ........................                          38,343,236        38,343,236
Other Assets Less Liabilities (1.9%) .........................                             750,399
                                                                                       -----------
Net Assets (100%) ............................................                     $    39,093,635
                                                                                       ===========

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b) U.S. dollar denominated securities issued by foreign corporations and/or governments.
(c) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation              $26,305
        Gross unrealized depreciation             (724,410)
                                                  --------
        Net unrealized depreciation              ($698,105)
                                                 =========

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Municipal Bond Fund
March 31, 1997

[PIE CHART APPEARS HERE]

General Obligations                 32%
Transportation                      10%
Water                               10%
Electric                             7%
Sewer                                8%
Lease                                5%
Sales Tax                            4%
Health Care                          8%
Housing                              8%
Other                                8%

Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Municipal Long-Term Securities (98.1%):
        Arizona (6.6%):
                Arizona State University Revenue
                        System, 7.00%, Pre-refunded
                        to 7/01/02 ...........................   $       250,000   $       277,500
                Phoenix, Arizona, Series A,
                        6.25%, 7/01/17 .......................           200,000           213,750
                                                                                       -----------
                                                                                           491,250
                                                                                       -----------

        California (3.2%):
                California State Department of Water Resources
                        5.00%, 12/01/22 ......................           100,000            87,750
                        6.00%, 12/01/06 ......................           140,000           149,800
                                                                                       -----------
                                                                                           237,550
                                                                                       -----------

        Colorado (1.8%):
                Arapahoe County, Colorado Capital
                        Improvement Trust  Fund
                        Highway Revenue, 6.90%, 8/31/15 ......           125,000           131,719
                                                                                       -----------

        Florida (4.8%):
                Dade County, Florida Aviation
                        Revenue, 5.50%, 10/01/07 .............           200,000           202,750
                Florida State Board of Education,
                        Capital Outlay Public Education,
                        5.75%, 6/01/15 .......................           150,000           150,000
                                                                                       -----------
                                                                                           352,750
                                                                                       -----------

        Georgia (2.4%):
                Georgia State General Obligation,
                        7.20%, 3/01/08 .......................           150,000           174,938
                                                                                       -----------

        Idaho (2.7%):
                Idaho Housing & Finance Association,
                        Single Family Mortgage,
                        5.20%, 7/01/27 .......................           200,000           198,750
                                                                                       -----------

        Illinois (7.7%):
                Du Page County, Illinois General
                        Obligation Revenue Bond,
                        Stormwater Project, 5.60%, 1/01/21 ...   $       250,000   $       241,250
                Metropolitan Pier & Exposition
                        Authority Dedicated State Tax
                        Revenue Bond, 4.92%, 6/15/01 (b) .....           400,000           326,000
                                                                                       -----------
                                                                                           567,250
                                                                                       -----------

        Indiana (1.4%):
                Wa-Nee Elementary/High School
                        Building Corporation,
                        Revenue Bond, 6.50%, 7/15/10 .........           100,000           105,500
                                                                                       -----------

        Massachusetts (4.1%):
                Massachusetts Bay Transportation
                        Authority General Transportation
                        System, 5.60%, 3/01/08 ...............           200,000           204,500
                Massachusetts State Water Resources
                        Authority, 6.00%, 8/01/14 ............           100,000           102,000
                                                                                       -----------
                                                                                           306,500
                                                                                       -----------

        Michigan (1.0%):
                Michigan State Hospital Financing Authority
                        Metropolitan Hospital, 5.88%, 7/01/14             75,000            71,344
                                                                                       -----------

        Minnesota (2.7%):
                University of Minnesota, Series A,
                        Revenue Bond, 4.75%, 7/01/03 .........           200,000           196,750
                                                                                       -----------

        Nevada (1.4%):
                Nevada State General Obligation,
                        5.80%, 7/15/08 .......................           100,000           103,375
                                                                                       -----------

        New Jersey (2.9%):
                New Jersey State General Obligation,
                        6.00%, 2/15/11 .......................           200,000           212,000
                                                                                       -----------

        New York (6.9%):
                New York State Dormitory Authority
                        Revenues, Mental Health Services
                        Facilities, Series A, 5.00%, 2/15/00 .           200,000           199,750
                New York State Environmental
                        Facilities Corporation Pollution
                        Control Revenue Revolving
                        Fund, 6.80%, 6/15/01 .................           100,000           107,875
                New York, New York General
                        Obligation, 6.00%, 2/01/04 ...........           200,000           205,000
                                                                                       -----------
                                                                                           512,625
                                                                                       -----------

        Ohio (6.9%):
                Franklin County, Ohio Hospital
                        Revenue, Holy Cross Health
                        Systems Corporation, 5.50%, 6/01/01              300,000           307,125
                Ohio State Water Department
                        Authority Revenue Fresh Water
                        Series, Revenue Bond, 5.70%, 6/01/09             200,000           205,250
                                                                                       -----------
                                                                                           512,375
                                                                                       -----------

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Municipal Bond Fund (Continued)
March 31, 1997

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
        Oregon (1.5%):
                Oregon State Department of Transportation
                        Revenue, Regional Light Rail Fund -
                        Westside Project, 6.25%, 6/01/09 .....   $       100,000   $       107,375
                                                                                       -----------

        Pennsylvania (7.5%):
                Commonwealth of Pennsylvania
                        General Obligation, 5.20%, 6/15/04 ...           250,000           252,500
                Pennsylvania Housing Finance Agency,
                        Single Family Mortgage,
                                4.60%, 10/01/98 ..............           300,000           301,875
                                                                                       -----------
                                                                                           554,375
                                                                                       -----------

        Puerto Rico (2.9%):
                Puerto Rico Electric Power Authority,
                        Electric  Revenue, 6.13%, 7/01/08 ....           200,000           212,250
                                                                                       -----------

        South Carolina (2.7%):
                Columbia, South Carolina Water
                        Works & Sewer Systems Revenue,
                        5.38%, 2/01/12 .......................           200,000           196,750
                                                                                       -----------

        South Dakota (1.4%):
                South Dakota Housing Development
                        Authority, Homeownership
                        Mortgage, 6.65%, 5/01/14 .............           100,000           104,625
                                                                                       -----------

        Texas (9.6%):
                Austin, Texas General Obligation,
                        5.70%, 9/01/07 .......................           200,000           207,000
                Harris County, Texas Tax and
                        Revenue Certificate of Obligation,
                        6.00%, 12/15/10 ......................           200,000           211,500
                San Antonio, Texas Electric &
                        Gas Revenue, 5.00%, 2/01/14 ..........           100,000            91,375
                Texas Municipal Power Agency
                        Revenue, 5.25%, 9/01/08 ..............           200,000           199,500
                                                                                       -----------
                                                                                           709,375
                                                                                       -----------

        Virginia (4.8%):
                Virginia State Public Building
                        Authority Revenue, 5.20%, 8/01/16 ....           250,000           232,185
                Virginia State Transportation
                        Board Revenue, North Virginia
                        Transportation District Program,
                        6.25%, 5/15/12 .......................           120,000           125,400
                                                                                       -----------
                                                                                           357,585
                                                                                       -----------

        Washington (5.9%):
                Seattle, Washington Water System
                        Revenue, 5.25%, 12/01/23 .............           250,000           227,188
                Washington State General Obligation,
                        5.75%, 9/01/09 .......................           200,000           207,750
                                                                                       -----------
                                                                                           434,938
                                                                                       -----------


        Wisconsin (5.3%):
                Wisconsin State General Obligation,
                        5.13%, 11/01/07 (c) ..................   $       200,000   $       199,000
                Wisconsin State Transportation,
                        5.50%, 7/01/14 .......................           200,000           194,250
                                                                                       -----------
                                                                                           393,250
                                                                                       -----------

Total Municipal Long-Term Securities
        (cost: $7,195,479) ...................................                           7,245,199
                                                                                       -----------

Municipal Short-Term Securities (2.7%):
        Tennessee (2.7%):
                Metropolitan, Nashville Airport
                        Authority Special Facilities Revenue,
                        American Airlines, 3.80%, 4/01/97 (d)            200,000           200,000
                                                                                       -----------

Total Municipal Short-Term Securities
        (cost: $200,000) .....................................                             200,000
                                                                                       -----------

Other Short-Term Securities (0.5%):
                Seven Seas Tax Free Money Market,
                        3.03%, 4/01/97 .......................            33,859            33,859
                                                                                       -----------

Total Other Short-Term Securities
        (cost: $33,859) ......................................                              33,859
                                                                                       -----------

Total Investments In Securities (cost: $7,429,338)(e)
        (101.3%) .............................................                           7,479,058
Other Assets Less Liabilities (-1.3%) ........................                             (93,397)
                                                                                       -----------
Net Assets (100%) ............................................                         $ 7,386,661
                                                                                       ===========

Short Futures Contracts
Number of                                          Notional           Unrealized
Contracts    Description                         Contract Value     Appr.(Depr.)
--------------------------------------------------------------------------------
1            U.S. Treasury Long Bond, June 1997      ($108,688)           $1,469

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b) Rate on these zero coupon bonds represents annualized yield to maturity at March 31, 1997.
(c) These securities were placed in a segregated account with the custodian in connection with futures contracts.
(d) These variable rate securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.
(e) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost as follows:

        Gross unrealized appreciation           $101,016
        Gross unrealized depreciation            (49,827)
                                                 -------
        Net unrealized appreciation              $51,189
                                                 =======

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin California Tax-Free Fund
March 31, 1997

[PIE CHART APPEARS HERE]

General Obligations                 30%
Sales Tax                            8%
Housing                              9%
Water                               12%
Airport                              7%
Transportation                       7%
Public Improvements                  5%
Education                            6%
Electric                             7%
Sewer                                7%
Other                                2%

Investment Categories Reflect Percentages of Investments in Securities

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Municipal Long-Term Securities (95.5%):
        Airport Revenue (6.7%):
                Los Angeles, California Department of
                        Airports, 5.50%, 5/15/08 .............   $     1,000,000   $     1,013,750
                San Francisco, California City &
                        County Airports, Second Series
                        Issue 12-B, 5.50%, 5/01/09 ...........           705,000           712,050
                                                                                       -----------
                                                                                         1,725,800
                                                                                       -----------


        Electric Revenue (6.5%):
                Northern California Transmission
                        Revenue Bond, Series A,
                        5.25%, 5/01/20 .......................         1,000,000           906,250
                Puerto Rico Electric Power Authority
                        Power Revenue, Series U,
                        6.00%, 7/01/14 .......................           750,000           761,250
                                                                                       -----------
                                                                                         1,667,500
                                                                                       -----------


        General Obligations (29.2%):
                Folsom, California School Facilities
                        Project - Series B, 6.00%, 8/01/10 ...           300,000           312,750
                Palo Alto, California Unified
                        School District, 5.25%, 8/01/03 ......           500,000           510,625
                Puerto Rico Commonwealth,
                        5.65%, 7/01/15 .......................           800,000           808,000
                State of California
                        5.50%, 4/01/13 .......................         2,000,000         1,982,500
                        6.00%, 8/01/10 .......................           550,000           575,438
                        6.10%, 9/01/04 .......................         1,000,000         1,072,500
                        6.60%, 2/01/10 .......................         1,000,000         1,106,250
                        6.70%, 2/01/04 .......................         1,000,000         1,102,500
                                                                                       -----------
                                                                                         7,470,563
                                                                                       -----------


        Hospital Revenue (1.1%):
                California Health Facilities
                        Financing Authority Revenue,
                        Kaiser Permanente, Series C,
                        5.60%, 5/01/33 .......................           300,000           279,375
                                                                                       -----------


        Housing Revenue (8.3%):
                California Housing Finance Agency
                        Revenue, Home Mortgage,
                        Series B, 5.20%, 8/01/26 .............   $       500,000   $       499,375
                California Housing Finance Agency
                        Revenue, Home Mortgage,
                        Series F-1, 6.50%, 2/01/08 ...........         1,060,000         1,115,650
                California Housing Finance Agency
                        Revenue, Multi-Unit Rental
                        Housing, 6.88%, 8/01/24 ..............           500,000           516,875
                                                                                       -----------
                                                                                         2,131,900
                                                                                       -----------


        Public Improvements (5.0%):
                Sacramento, California Certificates
                        of Participation, Public
                        Facilities Project, 6.00%, 7/01/12 ...           750,000           765,000
                Santa Barbara County, California
                        Certificate of Participation,
                        6.40%, 2/01/11 .......................           500,000           518,750
                                                                                       -----------
                                                                                         1,283,750
                                                                                       -----------


        Sales Tax Revenue (7.8%):
                Contra Costa, California Transportation
                        Authority Sales Tax Revenue Bond,
                        5.50%, 3/01/01 .......................           500,000           515,625
                San Diego County, California
                        Regional Transportation Commission
                        Sales Tax Revenue, Series A,
                        4.75%, 4/01/08 .......................           765,000           732,488
                San Francisco, California Bay
                        Area Rapid Transit District
                        Sales Tax Revenue, 5.35%, 7/01/07 ....           500,000           505,000
                San Jose, California Redevelopment
                        Agency Tax Allocation, 5.38%, 8/01/11            250,000           246,563
                                                                                         1,999,676
                                                                                       -----------


        Sewer Revenue (7.1%):
                San Francisco, California City &
                        County Sewer Revenue
                        5.90%, 10/01/08 ......................           600,000           623,250
                        6.50%, 10/01/12 ......................           500,000           534,375
                San Jose-Santa Clara, California
                        Water Authority Sewer Revenue
                        Bond, Series A, 5.38%, 11/15/20 ......           700,000           652,750
                                                                                       -----------
                                                                                         1,810,375
                                                                                       -----------


        Transportation Revenue (6.4%):
                Long Beach, California Harbor
                        Revenue Bond, 5.25%, 5/15/25 .........         1,000,000           891,250
                Los Angeles, California Harbor
                        Department Revenue Bond,
                        5.38%, 11/01/23 ......................           250,000           227,185

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin California Tax-Free Fund (Continued)
March 31, 1997

                                                                       Principal            Market
Name of Issuer                                                            Amount          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
                Riverside County, California
                        Transportation Community Sales
                        Tax Revenue, Series A, 5.75%, 6/01/08    $       500,000   $       524,375
                                                                                       -----------
                                                                                         1,642,810
                                                                                       -----------


        University/Education Revenue (5.5%):
                California Educational Facilities
                        Authority Revenue Bond, Pooled
                        College & University Project,
                        Series A, 5.15%, 12/01/04 ............           500,000           499,375
                California Educational Facilities
                        Authority Revenue Bond,
                        Santa Clara University,
                        4.50%, 9/01/02 .......................           250,000           247,188
                        4.80%, 9/01/05 .......................           250,000           247,188
                University of California Certificate of
                        Participation, UCLA Center
                        Chiller/Cogeneration Project,
                        6.00%, 11/01/21 ......................           400,000           401,500
                                                                                       -----------
                                                                                         1,395,251
                                                                                       -----------


        Water Revenue (11.9%):
                California State Department of Water Resources
                        5.00%, 12/01/22 ......................           300,000           263,250
                        6.00%, 12/01/06 ......................           500,000           535,000
                        6.00%, 12/01/09 ......................           500,000           535,000
                Los Angeles, California Department of
                        Water & Power, Water Works
                        Revenue, 6.20%, 7/01/12 ..............           600,000           630,000
                Metropolitan Water District of Southern California
                        5.00%, 7/01/10 .......................           200,000           191,750
                        5.75%, 7/01/09 .......................           750,000           788,437
                        6.00%, 7/01/07 .......................           100,000           106,750
                                                                                       -----------
                                                                                         3,050,187
                                                                                       -----------


Total Municipal Long-Term Securities
        (cost: $24,224,999) ..................................                          24,457,187
                                                                                       -----------


Municipal Short-Term Securities (2.0%):
        Housing Revenue (0.4%):
                Burbank California Redevelopment
                        Agency - Multi-Family Revenue,
                        3.10%, 4/02/97 (b) ...................           100,000           100,000
                                                                                       -----------


        Industrial Development Revenue - Pollution Control (0 4%):
                California Pollution Control
                        Financing, Shell Oil Company
                        Project , 3.65%, 4/03/97 (b) .........           100,000           100,000
                                                                                       -----------


        Public Improvements (1.2%):
                Duarte, California Redevelopment
                        Agency Certificates of Participation,
                        Johnson Duarte Partners,
                        3.30%, 4/03/97 (b) ...................           100,000           100,000
                Duarte, California Redevelopment
                        Agency Certificates of Participation,
                        Piken Duarte Partners,
                                3.30%, 4/03/97 (b) ...........   $       100,000   $       100,000
                San Bernardino County, California
                        Certificate of Participation, County
                        Center Refinancing Project,
                        3.30%, 4/02/97 (b) ...................           100,000           100,000
                                                                                       -----------
                                                                                           300,000
                                                                                       -----------


Total Municipal Short-Term Securities
        (cost: $500,000) .....................................                             500,000
                                                                                       -----------


Total Investments In Securities
         (cost: $24,724,999) (c) (97.5%) .....................                          24,957,187
Other Assets Less Liabilities (2.5%) .........................                             661,269
                                                                                       -----------
Net Assets (100%) ............................................                     $    25,618,456
                                                                                       ===========


----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b) These variable rate securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.
(c) Cost is the same for federal income tax purposes. The aggregate gross unreal- ized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $424,621
        Gross unrealized depreciation           (192,433)
                                                --------
        Net unrealized appreciation             $232,188
                                                ========


                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Growth & Income Fund
March 31, 1997

[PIE CHART APPEARS HERE]

Consumer Durable                      4%
Capital Goods                         7%
Consumer/ Non-Durable                14%
Consumer Services                    17%
Energy                                8%
Financial Services                   18%
Health Care                           6%
Consumer Durable                      5%
Utilities                             7%
Cash                                  6%
Other                                 8%

Investment Categories Reflect Percentages of Investments in Securities

                                                                       Number of            Market
Name of Issuer                                                            Shares          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Common Stocks (94.8%):
        Basic Industries (4.4%):
                Bethlehem Steel Corp. (b) ....................            57,900   $       477,675
                Hanson PLC ...................................            14,012           318,773
                IMC Global Inc. ..............................            24,000           867,000
                James River Corp. ............................            72,000         2,097,000
                Louisiana Pacific Corp. ......................            28,000           581,000
                Reynolds Metals Co. ..........................            25,700         1,593,400
                Tenneco Incorporated .........................            39,500         1,540,500
                                                                                       -----------
                                                                                         7,475,348
                                                                                       -----------


        Capital Goods (7.3%):
                Alcatel Alsthom ADR ..........................           125,000         2,968,750
                General Instrument (b) .......................           104,400         2,388,150
                Ingersoll-Rand ...............................            18,000           785,250
                Litton Industries Inc. (b) ...................            24,800           998,200
                Lockheed Martin Corp. ........................            20,000         1,680,000
                Newport News Shipbuilding ....................             5,600            81,200
                Nokia Corp. ADR ..............................            21,100         1,229,075
                Raytheon Co. .................................            48,700         2,197,588
                                                                                       -----------
                                                                                       -----------
                                                                                       -----------
                                                                                        12,328,213
                                                                                       -----------


        Consumer/ Durable (5.1%):
                American Standard Companies (b) ..............            29,500         1,327,500
                Black & Decker Corp. .........................            26,000           835,250
                Cooper Tire & Rubber .........................            42,000           777,000
                Energy Group PLC (b) .........................            15,012           482,261
                Maytag Corp. .................................            58,500         1,206,563
                Phillips Electronics N.V. ADR ................            89,600         3,987,200
                                                                                         8,615,774


        Consumer/ Non-Durable (13.9%):
                Archer Daniels Midland .......................           119,900         2,143,213
                Dole Food Company ............................            38,400         1,449,600
                Fruit of the Loom Inc. (b) ...................            27,900         1,157,850
                Harcourt General .............................            37,000         1,720,500
                Hasbro Inc. ..................................            56,100         1,535,738
                Imperial Chemical Industries PLC .............            29,000         1,319,500
                Loews Corp. ..................................            18,300         1,626,413
                Mattel Inc. ..................................            35,000   $       840,000
                McGraw-Hill Companies Inc ....................            28,400         1,451,950
                Philip Morris Companies Inc. .................            20,900         2,385,213
                Polaroid Corp. ...............................            59,100         2,349,225
                RJR Nabisco Holdings Corp. ...................           135,700         4,376,325
                Rubbermaid Inc. ..............................            52,000         1,293,500
                                                                                       -----------
                                                                                        23,649,027
                                                                                       -----------


        Consumer Services (18.3%):
                ACNielsen Corporation (b) ....................            61,966           929,490
                Browning-Ferris ..............................            48,700         1,406,213
                Cognizant Corporation ........................            32,600           949,475
                Darden Restaurants ...........................            75,300           592,988
                Deluxe Corp. .................................            49,400         1,599,325
                Dillards Department Stores ...................            20,500           645,750
                Dun & Bradstreet Corp. .......................            37,400           949,025
                General RE Corporation .......................             4,900           774,200
                H & R Block Inc. .............................            69,900         2,053,313
                ITT Corp. (b) ................................            51,300         3,020,288
                Knight Ridder ................................            39,600         1,579,050
                New York Times Class A .......................            35,000         1,544,375
                News Corporation, Ltd. ADR ...................            29,000           522,000
                Pittston Brink's Group .......................            26,700           674,175
                Prudential Reinsurance Holdings ..............            51,800         1,521,625
                Rite Aid Corp. ...............................            42,600         1,789,200
                Tandy Corp. ..................................            16,800           842,100
                Toys R Us Holdings (b) .......................            82,400         2,307,200
                Viacom Inc - Class B (b) .....................            58,400         1,934,500
                Waban Incorporated (b) .......................            24,000           669,000
                Whitman Corporation ..........................            38,000           931,000
                Woolworth (b) ................................           169,900         3,971,413
                                                                                       -----------
                                                                                        31,205,705
                                                                                       -----------


        Energy (7.4%):
                British Petroleum ADR ........................             8,800         1,207,800
                Coastal Corp. ................................            14,000           672,000
                Dresser Industries Inc. ......................            30,900           934,725
                ELF Aquitaine ADR ............................            33,000         1,625,250
                Exxon Corp. ..................................            12,600         1,357,650
                Great Lakes Chemical .........................            19,000           874,000
                Mobil Corp. ..................................            14,900         1,946,313
                Occidental Petroleum .........................            35,000           861,875
                Oryx Energy (b) ..............................            71,000         1,366,750
                Tosco Corp. ..................................            62,000         1,767,000
                                                                                       -----------
                                                                                        12,613,363
                                                                                       -----------


        Financial Services (18.6%):
                Aetna Inc. ...................................            49,000         4,207,875
                Allmerica Financial Corp. ....................            17,500           614,688
                Allstate Corp. ...............................            31,600         1,876,250
                American Express Co. .........................            20,100         1,203,488
                American International Group Inc. ............             2,350           275,831
                Bancorp Hawaii Inc. ..........................            14,500           621,688
                Bank of Boston Corp. .........................            25,680         1,720,560
                BankAmerica Corp. ............................            23,400         2,357,550

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Growth & Income Fund (Continued)
March 31, 1997

                                                                       Number of            Market
Name of Issuer                                                            Shares          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
                Chubb Corporation ............................             7,300   $       393,288
                CIGNA Corp. ..................................            21,100         3,083,238
                Dean Witter/Discover .........................            47,800         1,667,025
                Equitable Companies ..........................            61,600         1,678,600
                Great Western Financial Corp. ................            83,700         3,379,377
                ITT Hartford Group ...........................            17,200         1,240,550
                Morgan, J.P. & Company Inc ...................             8,000           786,000
                NationsBank Corp. ............................            31,300         1,733,238
                Republic New York Corp. ......................            12,600         1,110,375
                SAFECO Corp. .................................            43,000         1,720,000
                Washington Mutual Inc. .......................            41,700         2,014,631
                                                                                       -----------
                                                                                        31,684,252
                                                                                       -----------


        Health Care (5.6%):
                Baxter International Inc. ....................            31,600         1,362,750
                Bristol-Myers Squibb .........................            19,100         1,126,900
                Foundation Health (b) ........................            25,500           930,750
                Novartis AG ADR (b) ..........................             3,366           207,851
                PacifiCare Health Systems (b) ................            11,500           991,875
                Pharmacia & Upjohn Inc. ......................            35,400         1,296,525
                Schering-Plough Corp. ........................            18,800         1,367,700
                Tenet Healthcare Inc. (b) ....................            49,965         1,230,388
                Vencor Inc. (b) ..............................            25,000           946,875
                                                                                       -----------
                                                                                         9,461,614
                                                                                       -----------


        Retailing (3.0%):
                Footstar Incorporated (b) ....................            34,735         1,029,024
                Wal-Mart Stores ..............................           145,500         4,055,813
                                                                                       -----------
                                                                                         5,084,837
                                                                                       -----------


        Technology (2.8%):
                Digital Equipment Corp. (b) ..................            30,400           832,200
                Novell (b) ...................................           103,800           986,100
                Scientic-Atlanta Inc. ........................            56,100           855,525
                Silicon Graphics Inc. (b) ....................            88,500         1,725,750
                Tencor Instruments (b) .......................             9,000           325,125
                                                                                       -----------
                                                                                         4,724,700
                                                                                       -----------


        Transportation (1.0%):
                CSX Corp. ....................................            37,900         1,762,350
                                                                                       -----------


        Utilities (7.4%):
                360 Communications Co. (b) ...................           105,533         1,820,444
                CMS Energy Corp. .............................            31,400         1,032,275
                Entergy Company ..............................            32,000           784,000
                Illinova Corp. ...............................            54,600         1,248,975
                MCI Communications Corp. .....................            37,600         1,339,500
                New England Electric System ..................            26,500           910,938
                Nynex Corp. ..................................            22,000         1,003,750
                Pinnacle West Capital Corp. ..................            28,500           858,563
                Sprint Corp. .................................            51,800         2,356,900
                Unicom Corp. .................................            59,100         1,152,450
                                                                                       -----------
                                                                                        12,507,795
                                                                                       -----------


Total Common Stocks
        (cost: $149,720,675) .................................   $                     161,112,978
                                                                                       -----------


Short-Term Securities (6.4%):
        Repurchase Agreement (6.4%):
                State Street Bank & Trust Co. Master
                        Repurchase Agreement , 4.25%, dated 3/31/97
                        due 4/01/97, Collateralized by
                        U.S. Government Securities (delivery
                        value $10,849,283) ...................   $    10,848,003        10,848,003
                                                                                       -----------


Total Short-Term Securities
        (cost: $10,848,003) ..................................                          10,848,003
                                                                                       -----------


Total Investments in Securities
        (cost: $160,568,678)(d)(101.2%) ......................                         171,960,981
Liabilities Less Other Assets (-1.2%) ........................                          (2,097,246)
                                                                                       -----------
Net Assets (100%) ............................................                     $   169,863,735
                                                                                       ===========

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b)  Currently non-income producing.
(c) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation           $18,109,805
        Gross unrealized depreciation            (6,717,502)
                                                 ----------
        Net unrealized appreciation             $11,392,303
                                                ===========


                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Growth Fund
March 31, 1997

[PIE CHART APPEARS HERE]

Business Services                      12%
Capital Equipment                       4%
Consumer Non-Durables                   6%
Financial Services                     10%
Health Care                            13%
Media & Communications                  6%
Resources                               6%
Retailing                              10%
Technology                             24%
Cash                                    3%
Other                                   6%


Investment Categories Reflect Percentages of Investments in Securities

                                                                       Number of            Market
Name of Issuer                                                            Shares          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
Common Stocks (92.3%):
        Business Services (11.7%):
                AccuStaff Inc. (b) ...........................             5,300   $        88,775
                ADT Limited (b) ..............................             4,300           107,500
                Air Express International ....................             4,600           146,050
                Werner Enterprises Inc. ......................             4,550            85,313
                Wisconsin Central Transportation (b) .........             4,000           141,000
                APAC Teleservices (b) ........................             3,800            98,800
                Apollo Group Incorporated (b) ................             4,700           115,150
                Atlantic Southeast Airlines ..................             4,300            89,225
                Carnival Corp. ...............................             4,300           159,100
                Catalina Marketing Corp. (b) .................             3,400           138,125
                Ceridian Corp. (b) ...........................             3,200           114,800
                CKS Group Incorporated (b) ...................             3,800            79,800
                Comair Holdings Inc. .........................             5,550           120,713
                CUC International (b) ........................            10,218           229,905
                Equifax Inc. .................................             5,700           155,325
                Equity Corporation International (b) .........             3,000            63,000
                Heritage Media Corp. (b) .....................             6,400           117,600
                Interim Services Incorporated (b) ............             3,500           136,063
                Kansas City Southern Industries Inc. .........             2,200           110,000
                Kelly Services CL A ..........................             2,500            66,875
                Manpower .....................................             4,200           151,200
                Mutual Risk Management LTD ...................             4,800           174,000
                National Data Corporation ....................             3,500           123,813
                Paychex Inc. .................................             1,900            78,138
                PMT Services Incorporated (b) ................             7,800            85,800
                Primark Corporation (b) ......................             4,900           116,375
                Quintiles Transnational Corporation (b) ......             2,300           123,913
                Renaissance Solutions (b) ....................             4,200           106,050
                Reynolds & Reynolds ..........................             4,700           112,213
                Reuters Holdings PLC ADR .....................             1,800           104,738
                Robert Half International Inc (b) ............             3,800           132,525
                Romac International (b) ......................             3,600            63,675
                Service Corporation International ............             4,600           136,850
                Sitel Corporation (b) ........................             6,800            90,950
                Superior Services (b) ........................             6,000           133,500
                Sylvan Learning Systems (b) ..................             3,550            87,863
                The Vincam Group (b) .........................             3,500            95,813
                United Waste Systems (b) .....................             3,100   $       115,475
                U.S.A. Waste Services (b) ....................             3,650           129,575
                                                                                       -----------
                                                                                         4,525,585
                                                                                       -----------

        Capital Equipment (4.2%):
                Agco Corp. ...................................             4,400           121,550
                Alamo Group Inc. .............................             3,800            60,325
                Commercial Metals Co. ........................             2,400            68,700
                Danaher Corp. ................................             3,900           162,338
                Greenfield Industries Inc. ...................             3,400            74,375
                IDEX Corporation .............................             5,150           121,025
                Kennametal Inc. ..............................             2,800           101,500
                Littlelfuse Inc. (b) .........................             2,000            92,500
                MSC Industrial Direct Company (b) ............             3,500           101,938
                Parker-Hannifin ..............................             2,800           119,700
                Roper Industries .............................             3,500           147,438
                SPX Corporation ..............................             1,500            68,063
                Teleflex Inc. ................................             1,700            89,888
                Thermedics Incorporated (b) ..................             6,700           104,688
                US Filter Corporation (b) ....................             3,300           101,888
                Unisource Worldwide ..........................             4,450            68,419
                                                                                       -----------
                                                                                         1,604,335
                                                                                       -----------

        Consumer Cyclicals (3.5%):
                Bed Bath & Beyond (b) ........................             6,100           147,544
                Harley-Davidson Inc. .........................             2,600            88,075
                Harman International Industries ..............             2,710            90,785
                Lennar Corp. .................................             3,600            88,200
                Lilly Industries .............................             6,100           110,563
                National Health Investors ....................             3,400           126,225
                Oakwood Homes Corp. ..........................             6,600           116,325
                Rouse Company ................................             4,500           131,625
                Security Capital Pacific Trust ...............             6,300           153,563
                Sherwin-Williams Co. .........................             4,800           129,600
                Sturm Ruger & Co. Inc. .......................             2,900            46,038
                Williams-Sonoma Inc. (b) .....................             4,400           126,500
                                                                                       -----------
                                                                                         1,355,043
                                                                                       -----------

        Consumer/ Non-Durable (5.8%):
                Alberto-Culver Company .......................             3,900           101,888
                Callaway Golf Co .............................             2,900            83,013
                First Brands Corporation .....................             4,500           110,250
                Goodmark Foods ...............................             4,800            63,000
                Gucci Group ..................................             1,500           108,188
                Gymboree Corporation (b) .....................             3,500            94,063
                Jones Apparel Group (b) ......................             3,600           133,650
                Lancaster Colony .............................             3,465           159,390
                Mattel Inc. ..................................             4,425           106,200
                Nautica Enterprises (b) ......................             5,500           138,188
                Quiksilver Incorporated (b) ..................             5,500           130,625
                Robert Mondavi Corp (b) ......................             4,200           152,250
                Sealed Air Corp. (b) .........................             3,000           123,375
                Tootsie Roll Industries ......................             3,518           157,866
                Ultratech Stepper (b) ........................             3,500            77,438
                Unifi Inc. ...................................             5,000           152,500
                Warnaco Group ................................             4,000           119,000

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Growth Fund (Continued)
March 31, 1997

                                                                       Number of            Market
Name of Issuer                                                            Shares          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
                Westwood One Inc. (b) ........................             4,900   $        90,650
                Wolverine World Wide .........................             3,850           140,525
                                                                                       -----------
                                                                                         2,242,059
                                                                                       -----------

        Financial Services (9.9%):
                Aames Financial Corporation ..................             3,750            75,938
                ACE Limited ..................................             2,200           140,800
                Advanta Corp CL B ............................             2,400            62,100
                Ambac Inc. ...................................             2,500           161,250
                Bank of New York Co. Inc. ....................             3,800           139,650
                City National Inc. ...........................             6,300           138,600
                Concord EFS Incorporated (b) .................             4,050            75,938
                Equitable of Iowa Companies ..................             3,000           150,000
                Finova Group Inc. ............................             2,400           162,300
                First American Corp., Tennessee ..............             3,100           197,238
                First Bank Systems ...........................             1,700           124,100
                First USA Inc. ...............................             4,300           182,213
                Franklin Resources Inc. ......................             4,400           224,400
                Green Tree Financial Corp. ...................             3,700           124,875
                Investment Technology Group (b) ..............             6,400           121,600
                JSB Financial Inc. ...........................             3,400           144,500
                MGIC Investment Corporation ..................             2,300           162,725
                Northern Trust Corporation ...................             3,800           142,500
                Norwest ......................................             3,260           150,775
                Progressive Corporation ......................             2,500           159,688
                Raymond James Financial lnc ..................             4,100           129,663
                Roosevelt Financial Group Inc. ...............             2,500            54,375
                Schwab (Charles) Corp. .......................             5,500           175,313
                State Street Boston Corporation ..............             1,900           131,813
                UICI (b) .....................................             4,400           100,650
                United Asset Management ......................             6,100           156,313
                Vesta Insurance Group ........................             3,350           119,344
                Zurich Reinsurance Centre Holdings ...........             2,300            88,263
                                                                                       -----------
                                                                                         3,796,924
                                                                                       -----------

        Health Care (12.6%):
        Drugs & Medicine (3.8%):
                Amgen (b) ....................................             3,600           201,150
                Amway Asia Pacific LTD .......................             3,700           139,213
                Biochem Pharma Inc. (b) ......................             2,000            86,000
                Biogen Inc. (b) ..............................             2,700           100,913
                Cardinal Health Inc. .........................             3,550           193,031
                Dura Pharmaceuticals (b) .....................             3,000           107,250
                Gilead Sciences Inc. (b) .....................             3,300            75,488
                Guilford Pharmaceuticals Inc. (b) ............             4,000            83,000
                Human Genome Sciences (b) ....................             3,200           104,000
                IDEXX Laboratories (b) .......................             4,800            67,200
                Isis Pharmaceuticals (b) .....................             4,100            61,500
                Life Technologies ............................             4,700           123,375
                SEQUUS Pharmaceuticals Inc. (b) ..............             4,000            30,500
                TheraTech Incorporated (b) ...................             8,800            94,600
                                                                                       -----------
                                                                                         1,467,220
                                                                                       -----------

        Health Care/Non-Drug (3.1%):
                Boston Scientific Corporation (b) ............             2,700           166,725
                Guidant Corporation ..........................             3,300           202,950
                Henry Schein Incorporated (b) ................             5,000           145,000
                Medtronic Inc. ...............................             2,100           130,725
                Omnicare Inc. ................................             4,700           110,450
                Physio-Control International Corp. (b) .......             4,500   $        62,438
                Sola International (b) .......................             3,500            80,938
                Target Therapeutics (b) ......................             2,800           184,100
                Uromed Corporation (b) .......................             6,000            44,250
                VISX Incorporated (b) ........................             3,500            77,438
                                                                                       -----------
                                                                                         1,205,014
                                                                                       -----------

        HMO/Hospital Management (5.7%):
                Apria HealthCare Group (b) ...................             4,500            81,563
                Compdent Corporation (b) .....................             4,000           112,000
                Health Management Association CL A (b) .......             6,775           160,906
                Healthcare & Retirement Corp. (b) ............             5,950           171,063
                Lincare Holdings Incorporated (b) ............             3,200           132,000
                MedPartners/Mullikin Incorporated (b) ........             4,396            93,415
                Orthodontic Centers of America (b) ...........             4,800            64,800
                Oxford Health Plans Inc. (b) .................             2,700           158,288
                PacifiCare Health Systems (b) ................             1,700           146,625
                PhyCor Inc. (b) ..............................             4,400           119,900
                Quorum Health Group Incorporated (b) .........             4,200           129,675
                Renal Treatment Centers (b) ..................             4,200            94,500
                Tenet Healthcare (b) .........................             4,915           121,032
                United HealthCare Corp. ......................             2,800           133,350
                Universal Health Services (b) ................             4,500           147,938
                Vencor Inc. (b) ..............................             5,000           189,375
                Vivra Incorporated (b) .......................             4,300           116,100
                                                                                       -----------
                                                                                         2,172,530
                                                                                       -----------

        Total Health Care ....................................                           4,844,764
                                                                                       -----------

        Media & Communications (5.8%):
                360 Communications Company (b) ...............             4,500            77,625
                Belo (A.H.) ..................................             3,600           133,200
                Carmike Cinemas (b) ..........................             5,400           154,575
                Centennial Cellular Corp. (b) ................             3,100            32,163
                Central Newspaper Inc. .......................             2,300           115,288
                Clear Channel Communications Inc. (b) ........             6,800           291,550
                CommNet Cellular (b) .........................             4,700           119,850
                Cox Communications (b) .......................             5,000           103,125
                Emmis Broadcasting (b) .......................             3,600           139,275
                Evergreen Media (b) ..........................             3,000            87,563
                Gaylord Entertainment ........................             4,795           103,093
                InterCel Incorporated (b) ....................             5,600            56,000
                Jacor Communications (b) .....................             4,700           129,838
                Outdoor Systems (b) ..........................             5,400           161,325
                Scholastic Corporation (b) ...................             1,800            50,850
                U.S. Cellular Corp. (b) ......................             3,900            97,013
                Valassis Communications (b) ..................             4,000            89,500
                Vodafone Group PLC ADR .......................             3,500           154,438
                Wallace Computer Services ....................             4,300           142,438
                                                                                       -----------
                                                                                         2,238,709
                                                                                       -----------

        Resources (5.6%):
                AES (b) ......................................             1,500            84,000
                Airgas Inc. (b) ..............................             8,300           140,063
                Apache Corp. .................................             3,400           113,900
                Barrett Resources Corporation (b) ............             3,300            98,588
                B J Services Co. (b) .........................             2,600           124,475
                Camco International ..........................             3,400           149,600

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Growth Fund (Continued)
March 31, 1997

                                                                       Number of            Market
Name of Issuer                                                            Shares          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
                Devon Energy Corporation .....................             3,900   $       117,000
                Noble Affiliates .............................             3,500           132,125
                Noble Drilling Corporation (b) ...............             5,800           100,050
                Nuevo Energy (b) .............................             2,500            95,938
                Pride Petroleum Services Inc. (b) ............             6,700           139,025
                Smith International (b) ......................             3,600           164,250
                Sonat Inc. ...................................             2,700           147,150
                Sybron International Corp. (b) ...............             4,300           119,325
                Tosco Corp. ..................................             7,100           202,350
                Triton Energy Corp. (b) ......................             2,900           112,375
                United Meridian Corp. (b) ....................             4,000           120,500
                                                                                       -----------
                                                                                         2,160,714
                                                                                       -----------

        Retailing (10.0%):
                Applebees International Inc. .................             3,700            89,263
                Autozone Inc. (b) ............................             5,100           114,750
                Borders Group Incorporated (b) ...............             7,800           147,225
                CDW Computer Centers (b) .....................             2,000            90,125
                Circuit City Stores Inc. .....................             4,100           136,838
                CompUSA Inc. (b) .............................             5,800            91,350
                Dollar General Corp. .........................             8,731           272,844
                Extended Stay America (b) ....................             6,000            88,500
                HFS Inc. (b) .................................             4,400           259,050
                Host Marriott (b) ............................             6,000           102,000
                ITT Educational Services (b) .................             4,800           103,800
                La Quinta Inns Inc. ..........................             5,000           102,500
                Land's End Inc. (b) ..........................             5,900           156,350
                Mirage Resorts (b) ...........................             5,700           121,125
                OfficeMax Incorporated (b) ...................             8,000           104,000
                Outback Steakhouse Inc. (b) ..................             4,000            80,000
                Pep Boys-Manny, Moe & Jack ...................             2,900            87,000
                Petco Animal Supplies (b) ....................             4,800           112,800
                Petsmart (b) .................................             5,800           117,450
                Quality Food Centers (b) .....................             1,800            75,600
                Quality Dining (b) ...........................             4,500            51,750
                Richfood Holdings ............................             6,400           120,000
                Safeway Inc. (b) .............................             3,600           166,950
                Sbarro Inc. ..................................             4,900           138,425
                Starbucks Corp. (b) ..........................             4,000           118,500
                The Men's Wearhouse Inc. (b) .................             4,400           121,000
                The Sports Authority (b) .....................             6,000           111,750
                Tiffany & Company ............................             3,600           136,800
                TJX Companies ................................             2,500           106,875
                US Office Products (b) .......................             4,000            99,000
                Viking Office Products (b) ...................             6,100           118,188
                Zale Corp. (b) ...............................             6,300           115,763
                                                                                       -----------
                                                                                         3,857,571
                                                                                       -----------

        Technology (23.2%):
        Communications Equipment (2.4%):
                Aspect Telecommunications Corp. (b) ..........             5,000            97,500
                Checkpoint Systems Incorporated ..............             6,000           102,750
                Coherent Communications Systems Corp (b) .....             4,300            74,175
                DSP Communications Inc. (b) ..................             5,600            53,900
                Ericsson L.M. Telephone Co. ADR (b) ..........             6,600           223,124
                Pairgain Technologies (b) ....................             5,000           148,125
                PicureTel (b) ................................             2,800            33,250
                US Robotics Corp. (b) ........................             3,600           199,350
                                                                                       -----------
                                                                                           932,174
                                                                                       -----------

        Computer Communications (2.8%):
                3Com Corp. (b) ...............................             2,400   $        78,600
                Ascend Communications Inc. (b) ...............             3,800           154,850
                Cabletron Systems Inc. (b) ...................             4,800           140,400
                Cascade Communications .......................             5,000           131,875
                Cisco Systems Inc. (b) .......................             3,600           173,250
                Electronics for Imaging (b) ..................             3,000           119,625
                Fore Systems (b) .............................             4,500            67,500
                Intermedia Communications (b) ................             3,300            54,863
                Network General (b) ..........................             4,100            88,150
                S3 Incorporated (b) ..........................             5,000            65,000
                                                                                       -----------
                                                                                         1,074,113
                                                                                       -----------

        Computer/Electronic Equipment (3.4%):
                Cognex Corp. (b) .............................             3,500            66,500
                Coherent Inc. (b) ............................             2,600           124,313
                Dionex Corporation (b) .......................             2,720           123,760
                EMC Corp-Mass (b) ............................             3,900           138,450
                KLA Instruments (b) ..........................             4,100           149,650
                Lam Research Corp. (b) .......................             2,200            74,250
                Security Dynamics Technologies (b) ...........             4,600           112,700
                Symbol Technologies ..........................             2,800           135,100
                Teradyne (b) .................................             2,800            80,850
                Tellabs (b) ..................................             6,100           220,363
                Thermo Electron Corporation (b) ..............             3,250           100,344
                                                                                       -----------
                                                                                         1,326,280
                                                                                       -----------

        Computer Services (2.3%):
                ABR Information Services Incorporated (b) ....             5,400            97,200
                Cambridge Technology Partners (b) ............             6,200           143,375
                Desktop Data (b) .............................             6,000            76,500
                First Data ...................................             3,302           111,855
                HBO & Co. ....................................             3,900           185,250
                Saville Systems Ireland PLC (b) ..............             4,000           115,000
                Shared Medical Systems Corp. .................             3,400           158,100
                                                                                       -----------
                                                                                           887,280
                                                                                       -----------

        Computer Software (6.5%):
                Adobe Systems Inc. ...........................             2,500           100,313
                Applix Incorporated (b) ......................             3,300            21,038
                BMC Software Inc. (b) ........................             5,100           235,238
                Cadence Design Systems (b) ...................             4,050           139,219
                CBT Group PLC ADR (b) ........................             2,100           104,738
                Citrix Systems (b) ...........................             3,200            42,400
                Cognos Incorporated (b) ......................             4,500           117,000
                Compuware (b) ................................             2,900           181,975
                Forte Software (b) ...........................             4,100            94,300
                Hummingbird Communications (b) ...............             2,000            52,500
                IDX Systems Corporation (b) ..................             4,100           111,725
                Informix Corp. (b) ...........................             3,700            55,963
                Inso Corporation (b) .........................             2,800           105,175
                Intuit (b) ...................................             3,700            86,025
                McAfee Associates Incorporated (b) ...........             3,800           168,150
                Oracle Corp. (b) .............................             5,000           192,813
                People Soft Inc. (b) .........................             4,200           168,000
                Rational Software Corporation (b) ............             3,500            72,188
                Remedy Corporation (b) .......................             2,500            95,625
                Sterling Commerce (b) ........................             4,200           121,800

                                 See accompanying notes to financial statements.

Schedule of Investments (Unaudited)
Griffin Growth Fund (Continued)
March 31, 1997

                                                                       Number of            Market
Name of Issuer                                                            Shares          Value(a)
--------------------------------------------------------------------------------------------------
(Percentage of each investment category relate to total net assets)
                Symantec Corp. (b) ...........................             6,300   $        89,775
                Synopsys Inc. (b) ............................             1,900            47,500
                Visio Corporation (b) ........................             2,300            89,700
                                                                                       -----------
                                                                                         2,493,160
                                                                                       -----------

        Electronics (4.6%):
                Altera Corporation (b) .......................             5,200           223,600
                Andrew Corp. (b) .............................             4,400           158,950
                Atmel (b) ....................................             3,800            90,963
                Linear Technology Corp. ......................             4,700           207,975
                Maxim Integrated Products (b) ................             7,100           343,463
                Microchip Technology (b) .....................             3,600           108,000
                Molex Inc CL A ...............................             4,025           140,875
                Raychem Corp. ................................             2,000           164,750
                SCI Systems (b) ..............................             2,700           136,688
                SDL Incorporated (b) .........................             2,600            44,525
                Xilinx Inc. (b) ..............................             2,800           136,500
                                                                                       -----------
                                                                                         1,756,289
                                                                                       -----------

        Other Technology (1.2%):
                BE Aerospace (b) .............................             5,000           122,500
                Ikon Office Solutions ........................             2,600            87,100
                Waters Corporation (b) .......................             3,000            80,250
                Sun Microsystems Inc. (b) ....................             6,800           196,350
                                                                                       -----------
                                                                                           486,200
                                                                                       -----------

        Total Technology .....................................                           8,955,496
                                                                                       -----------

Total Common Stocks
        (cost: $34,566,112) ..................................                          35,581,200
                                                                                       -----------

Short-Term Securities (3.1%):
        Repurchase Agreement (3.1%):
                State Street Bank & Trust Co. Master
                        Repurchase Agreement, 4.25%, dated 3/31/97
                        due 4/01/97, Collateralized by
                        U.S. Government Securities (delivery
                        value $1,210,450) ....................   $     1,210,307   $     1,210,307
                                                                                       -----------

Total Short-Term Securities
        (cost: $1,210,307) ...................................                           1,210,307
                                                                                       -----------

Total Investments in Securities
        (cost: $35,776,419)(c)(95.4%) ........................                          36,791,507
Other Assets Less Liabilities (4.6%) .........................                           1,756,028
                                                                                       -----------
Net Assets (100%) ............................................                     $    38,547,535
                                                                                       ===========

----------
Notes to Schedule of Investments
(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b)  Currently non-income producing.
(c) Cost is the same for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation           $4,055,628
                Gross unrealized depreciation           (3,040,540)
                                                        ----------
                Net unrealized appreciation             $1,015,088
                                                        ==========
                                 See accompanying notes to financial statements.

Statements of Assets and Liabilities
(Unaudited)
March 31, 1997

                                                                                Money         Tax-Free        Short-Term
                                                                                Market          Money            Bond
                                                                                 Fund        Market Fund         Fund
                                                                                 ----        -----------         ----
Assets
Investments:
             In securities, at market value* (note 1) ....................   $201,236,422   $ 13,257,736    $ 30,727,451
Cash .....................................................................              0              0
Receivables:
             Dividends and Interest ......................................        566,883        148,760         537,364
             Fund shares sold ............................................      3,087,928        271,717         914,542
             Investment securities sold ..................................              0              0               0
             Other receivables ...........................................              0              0               0
Organization expenses, net of amortization (note 1) ......................         26,535         26,535          16,333
                                                                             ------------   ------------    ------------
                                                         Total assets ....    204,917,768     13,704,748      32,301,519
                                                                             ------------   ------------    ------------
Liabilities

Distributions to shareholders ............................................        824,927         30,818         142,706
Fund shares redeemed .....................................................      3,745,367         45,276         301,996
Payable for securities purchased .........................................              0              0               0
Payable for distribution fees ............................................         31,742              0           2,346
Payable for administration fees ..........................................         31,742            865           4,832
Other accrued expenses ...................................................         96,969         15,290          16,922
                                                                             ------------   ------------    ------------
                                                         Total liabilities      4,730,747         92,249         468,802
                                                                             ------------   ------------    ------------
                                                         Net Assets ......   $200,187,021   $ 13,612,499    $ 31,832,717
                                                                             ============   ============    ============

Net assets consist of:
             Capital stock, Class A or single class ......................        200,170         13,617           3,179
             Capital stock, Class B ......................................            N/A            N/A              29
             Additional paid in capital, Class A or single class .........    199,969,639     13,603,575      31,913,271
             Additional paid in capital, Class B .........................            N/A            N/A         285,989
             Undistributed net investment income .........................         17,212              0               0
             Accumulated net realized gain (loss) on investments and
               futures contracts .........................................              0         (4,693)        (44,155)
             Net unrealized appreciation (depreciation) on investments
               and futures contracts .....................................              0              0        (325,596)
                                                                             ------------   ------------    ------------
                                                         Net Assets ......   $200,187,021   $ 13,612,499    $ 31,832,717
                                                                             ============   ============    ============

Computation of net asset value and offering price (note 4):
             Net assets, Class A or single class .........................   $200,187,021   $ 13,612,499    $ 31,548,299
             Shares outstanding, Class A or single class .................    200,169,809     13,617,192       3,178,749
             Net asset value, Class A or single class ....................   $       1.00   $       1.00    $       9.92
             Maximum offering price, Class A or single class .............   $       1.00   $       1.00    $      10.28
             Net assets, Class B .........................................            N/A            N/A    $    284,418
             Shares outstanding, Class B .................................            N/A            N/A          28,680
             Net asset value and offering price, Class B .................            N/A            N/A    $       9.92

* Investments in securities, at identified cost ..........................   $201,236,422   $ 13,257,736    $ 31,053,047

                                 See accompanying notes to financial statements.

                                                                                 U.S.                           Municipal
                                                                             Government           Bond            Bond
                                                                             Income Fund          Fund            Fund
                                                                             -----------          ----            ----
Assets
Investments:
             In securities, at market value* (note 1) ....................   $ 55,619,968    $ 38,343,236    $  7,479,058
Cash .....................................................................        105,829         156,660          76,826
Receivables:
             Dividends and Interest ......................................        484,440         643,349          95,761
             Fund shares sold ............................................      5,267,789         693,218          22,729
             Investment securities sold ..................................      1,679,026       2,006,645               0
             Other receivables ...........................................              0             296             536
Organization expenses, net of amortization (note 1) ......................         26,535          26,535          26,535
                                                                             ------------    ------------    ------------

                                                         Total assets ....     63,234,418      41,790,105       7,633,120
                                                                             ------------    ------------    ------------

Liabilities

Distributions to shareholders ............................................        298,145         196,400          28,677
Fund shares redeemed .....................................................        292,314         236,916          16,099
Payable for securities purchased .........................................      1,878,875       2,231,688         201,531
Payable for distribution fees ............................................          8,612           4,376             152
Payable for administration fees ..........................................          8,841           6,051               0
Other accrued expenses ...................................................         43,801          21,039               0
                                                                             ------------    ------------    ------------

                                                         Total liabilities      2,530,588       2,696,470         246,459
                                                                             ------------    ------------    ------------

                                                         Net Assets ......   $ 60,703,830    $ 39,093,635    $  7,386,661
                                                                             ============    ============    ============

Net assets consist of:
             Capital stock, Class A or single class ......................          6,418           4,472             786
             Capital stock, Class B ......................................            396              51              43
             Additional paid in capital, Class A or single class .........     58,616,045      39,757,314       7,087,885
             Additional paid in capital, Class B .........................      3,662,015         457,310         386,855
             Undistributed net investment income .........................          6,286           1,645             568
             Accumulated net realized gain (loss) on investments and
               futures contracts .........................................     (1,125,755)       (429,052)       (140,665)
             Net unrealized appreciation (depreciation) on investments
               and futures contracts .....................................       (461,575)       (698,105)         51,189
                                                                             ------------    ------------    ------------

                                                         Net Assets ......   $ 60,703,830    $ 39,093,635    $  7,386,661
                                                                             ============    ============    ============

Computation of net asset value and offering price (note 4):
             Net assets, Class A or single class .........................   $ 57,171,230    $ 38,650,254    $  7,005,203
             Shares outstanding, Class A or single class .................      6,417,937       4,472,247         786,315
             Net asset value, Class A or single class ....................   $       8.91    $       8.64    $       8.91
             Maximum offering price, Class A or single class .............   $       9.33    $       9.05    $       9.33
             Net assets, Class B .........................................   $  3,532,600    $    443,381    $    381,458
             Shares outstanding, Class B .................................        396,255          51,341          42,805
             Net asset value and offering price, Class B .................   $       8.91    $       8.64    $       8.91

* Investments in securities, at identified cost ..........................   $ 56,081,543    $ 39,041,341    $  7,429,338

                                                                              California       Growth &
                                                                               Tax-Free         Income         Growth
                                                                                 Fund            Fund           Fund
                                                                                 ----            ----           ----
Assets
Investments:
             In securities, at market value* (note 1) ....................   $ 24,957,187    $171,960,981   $ 36,791,507
Cash .....................................................................          8,501         114,752        319,776
Receivables:
             Dividends and Interest ......................................        422,967         383,811         14,139
             Fund shares sold ............................................        348,720       1,560,992      2,416,076
             Investment securities sold ..................................              0       1,289,648              0
             Other receivables ...........................................          1,327          11,078          5,126
Organization expenses, net of amortization (note 1) ......................         26,535          26,535         16,333
                                                                             ------------    ------------   ------------

                                                         Total assets ....     25,871,488     175,552,821     39,361,899
                                                                             ------------    ------------   ------------

Liabilities

Distributions to shareholders ............................................        101,482               0              0
Fund shares redeemed .....................................................         23,972       2,939,065        253,430
Payable for securities purchased .........................................        100,201       2,613,593        521,208
Payable for distribution fees ............................................          1,778          44,060          8,580
Payable for administration fees ..........................................          4,041          27,737          5,958
Other accrued expenses ...................................................         21,558          64,631         25,188
                                                                             ------------    ------------   ------------

                                                         Total liabilities        253,032       5,689,086        814,364
                                                                             ------------    ------------   ------------

                                                         Net Assets ......   $ 25,618,456    $169,863,735   $ 38,547,535
                                                                             ============    ============   ============

Net assets consist of:
             Capital stock, Class A or single class ......................          2,731           8,713          2,805
             Capital stock, Class B ......................................            507           1,396            217
             Additional paid in capital, Class A or single class .........     21,789,985     127,797,470     35,888,774
             Additional paid in capital, Class B .........................      4,023,209      21,574,950      2,809,576
             Undistributed net investment income .........................          4,661         103,779        (18,033)
             Accumulated net realized gain (loss) on investments and
               futures contracts .........................................       (434,825)      8,985,124     (1,150,892)
             Net unrealized appreciation (depreciation) on investments
               and futures contracts .....................................        232,188      11,392,303      1,015,088
                                                                             ------------    ------------   ------------

                                                         Net Assets ......   $ 25,618,456    $169,863,735   $ 38,547,535
                                                                             ============    ============   ============

Computation of net asset value and offering price (note 4):
             Net assets, Class A or single class .........................   $ 21,605,511    $146,444,937   $ 35,798,050
             Shares outstanding, Class A or single class .................      2,731,387       8,712,954      2,804,614
             Net asset value, Class A or single class ....................   $       7.91    $      16.81   $      12.76
             Maximum offering price, Class A or single class .............   $       8.28    $      17.60   $      13.36
             Net assets, Class B .........................................   $  4,012,945    $ 23,418,798   $  2,749,485
             Shares outstanding, Class B .................................        507,185       1,396,128        216,797
             Net asset value and offering price, Class B .................   $       7.91    $      16.77   $      12.68

* Investments in securities, at identified cost ..........................   $ 24,724,999    $160,568,678   $ 35,776,419

                                 See accompanying notes to financial statements.

Statements of Operations
(Unaudited)
For the six months ended March 31, 1997

                                                                                          Money         Tax-Free       Short-Term
                                                                                          Market          Money           Bond
                                                                                           Fund        Market Fund        Fund
                                                                                           ----        -----------        ----
Investment income:
             Interest ...............................................................   $ 5,301,886    $   217,376    $   768,762
             Dividends (net of foreign withholding taxes of $4,454
               and $216 for the Growth & Income Fund
               and Growth Fund, respectively) .......................................             0              0              0
                                                                                        -----------    -----------    -----------

                      Total Income ..................................................     5,301,886        217,376        768,762
                                                                                        -----------    -----------    -----------

Expenses:
             Advisory fees (note 2) .................................................       486,904         30,946         63,164
             Administration and accounting fees (note 2) ............................       194,762         12,378         25,266
             Distribution fees (note 2) .............................................       194,762         12,378         32,339
             Amortization of organization expenses ..................................         8,530          8,530          2,544
             Legal and audit fees ...................................................        23,717          6,397          7,116
             Registration fees ......................................................        18,384          2,754          5,267
             Directors' fees ........................................................         3,590          3,590          4,097
             Shareholder reports ....................................................        21,507          1,361          2,366
             Insurance expense ......................................................         7,458            461            718
             Custodian fees .........................................................         7,359          2,607            853
             Printing and postage ...................................................        74,098         10,201         17,100
                                                                                        -----------    -----------    -----------

                      Total expenses ................................................     1,041,071         91,603        160,830
                                                                                        -----------    -----------    -----------
Less:
             Waived fees (note 2) ...................................................      (486,904)       (50,879)       (96,257)
             Reimbursement from administrator (note 2) ..............................             0              0         (1,487)
             Expense reductions (note 5) ............................................           (76)          (495)           (56)
                                                                                        -----------    -----------    -----------

                      Net expenses ..................................................       554,091         40,229         63,030
                                                                                        -----------    -----------    -----------
                      Net investment income .........................................     4,747,795        177,147        705,732
                                                                                        -----------    -----------    -----------

Realized and unrealized gain (loss) on investments:
             Net realized gain (loss) on sale of investments ........................             0              0            879
             Net realized gain (loss) on sale of futures contracts ..................             0              0              0
             Net change in unrealized appreciation (depreciation) of investments ....             0              0       (243,844)
             Net change in unrealized appreciation of futures contracts .............             0              0              0
                                                                                        -----------    -----------    -----------

                      Net realized and unrealized gain (loss) on investments ........             0              0       (242,965)
                                                                                        -----------    -----------    -----------
                      Net increase (decrease) in net assets resulting from operations   $ 4,747,795    $   177,147    $   462,767
                                                                                        -----------    -----------    -----------

                                 See accompanying notes to financial statements.

Statements of Operations
(Unaudited)
For the six months ended March 31, 1997


                                                                                            U.S.                       Municipal
                                                                                         Government        Bond          Bond
                                                                                         Income Fund       Fund          Fund
                                                                                         -----------       ----          ----

Investment income:
             Interest ...............................................................   $  1,802,764   $ 1,131,531    $   185,012
             Dividends (net of foreign withholding taxes of $4,454
               and $216 for the Growth & Income Fund
               and Growth Fund, respectively) .......................................             0              0              0
                                                                                        -----------    -----------    -----------

                      Total Income ..................................................     1,802,764      1,131,531        185,012
                                                                                        -----------    -----------    -----------

Expenses:
             Advisory fees (note 2) .................................................       129,541         83,679         17,905
             Administration and accounting fees (note 2) ............................        51,816         33,472          7,162
             Distribution fees (note 2) .............................................        78,290         43,453         10,447
             Amortization of organization expenses ..................................         8,530          8,530          8,530
             Legal and audit fees ...................................................        10,118          7,691          5,391
             Registration fees ......................................................         6,046          6,623          2,662
             Directors' fees ........................................................         3,590          3,590          3,590
             Shareholder reports ....................................................         5,701          3,412            858
             Insurance expense ......................................................         1,899          1,091            284
             Custodian fees .........................................................         6,004          3,696            550
             Printing and postage ...................................................        38,478         21,982          8,093
                                                                                        -----------    -----------    -----------

                      Total expenses ................................................       340,013        217,219         65,472
Less:
             Waived fees (note 2) ...................................................      (176,566)      (116,703)       (34,518)
             Reimbursement from administrator (note 2) ..............................             0              0        (11,876)
             Expense reductions (note 5) ............................................          (956)           (94)          (477)
                                                                                        -----------    -----------    -----------

                      Net expenses ..................................................       162,491        100,422         18,601
                                                                                        -----------    -----------    -----------
                      Net investment income .........................................     1,640,273      1,031,109        166,411
                                                                                        -----------    -----------    -----------

Realized and unrealized gain (loss) on investments:
             Net realized gain (loss) on sale of investments ........................      (463,603)        33,240          3,454
             Net realized gain (loss) on sale of futures contracts ..................             0              0        (10,143)
             Net change in unrealized appreciation (depreciation) of investments ....      (266,646)      (457,221)       (37,547)
             Net change in unrealized appreciation of futures contracts .............             0              0          3,469
                                                                                        -----------    -----------    -----------

                      Net realized and unrealized gain (loss) on investments ........      (730,249)      (423,981)       (40,767)
                                                                                        -----------    -----------    -----------
                      Net increase (decrease) in net assets resulting from operations   $   910,024    $   607,128    $   125,644
                                                                                        -----------    -----------    -----------
                                                                                         California      Growth &
                                                                                          Tax-Free        Income         Growth
                                                                                            Fund           Fund           Fund
                                                                                            ----           ----           ----
Investment income:
             Interest ...............................................................       657,931        153,262         18,965
             Dividends (net of foreign withholding taxes of $4,454
               and $216 for the Growth & Income Fund
               and Growth Fund, respectively) .......................................             0      1,366,663         71,658
                                                                                        -----------    -----------    -----------

                      Total Income ..................................................       657,931      1,519,925         90,623
                                                                                        -----------    -----------    -----------

Expenses:
             Advisory fees (note 2) .................................................        61,944        444,079         95,833
             Administration and accounting fees (note 2) ............................        24,778        148,026         31,944
             Distribution fees (note 2) .............................................        44,388        260,289         49,610
             Amortization of organization expenses ..................................         8,530          8,530          2,544
             Legal and audit fees ...................................................         7,368         17,723          7,657
             Registration fees ......................................................           989         12,789          9,285
             Directors' fees ........................................................         3,590          3,590          4,097
             Shareholder reports ....................................................         2,845         13,542          2,905
             Insurance expense ......................................................           986          4,531            884
             Custodian fees .........................................................         1,510          8,039          7,457
             Printing and postage ...................................................        16,405         55,147         16,085
                                                                                        -----------    -----------    -----------

                      Total expenses ................................................       173,333        976,285        228,301
Less:
             Waived fees (note 2) ...................................................      (102,104)      (469,164)      (107,459)
             Reimbursement from administrator (note 2) ..............................             0              0              0
             Expense reductions (note 5) ............................................        (1,398)        (1,007)          (128)
                                                                                        -----------    -----------    -----------

                      Net expenses ..................................................        69,831        506,114        120,714
                                                                                        -----------    -----------    -----------
                      Net investment income .........................................       588,100      1,013,811        (30,091)
                                                                                        -----------    -----------    -----------

Realized and unrealized gain (loss) on investments:
             Net realized gain (loss) on sale of investments ........................        26,915     10,892,254       (858,587)
             Net realized gain (loss) on sale of futures contracts ..................       (27,242)             0              0
             Net change in unrealized appreciation (depreciation) of investments ....       (88,631)     1,732,677     (2,086,466)
             Net change in unrealized appreciation of futures contracts .............         6,000              0              0
                                                                                        -----------    -----------    -----------

                      Net realized and unrealized gain (loss) on investments ........       (82,958)    12,624,931     (2,945,053)
                                                                                        -----------    -----------    -----------
                      Net increase (decrease) in net assets resulting from operations  $    505,142   $ 13,638,742    ($2,975,144)
                                                                                        -----------    -----------    -----------

                                 See accompanying notes to financial statements.
                                     - 24 -

Statements of Changes in Net Assets
(Unaudited)
For the periods ended March 31, 1997 and September 30, 1996

                                                                                                 Tax-Free
                                                           Money Market Fund                 Money Market Fund
                                                           -----------------                 -----------------

                                                      Six Months          Year           Six Months         Year
                                                        Ended             Ended             Ended           Ended
                                                       3/31/97           9/30/96           3/31/97         9/30/96
                                                       -------           -------           -------         -------
Increase in net assets:
Operations:
        Net investment income ..................   $   4,747,795    $   7,637,141    $     177,147    $     312,984
        Net realized gain (loss)
          on sale of investments ...............               0            9,683                0              101
        Net change in unrealized appreciation
          (depreciation) of investments ........               0                0                0                0
                                                   -------------    -------------    -------------    -------------
              Net increase (decrease) in net
                assets resulting from operations       4,747,795        7,646,824          177,147          313,085
                                                   -------------    -------------    -------------    -------------

Distributions to shareholders:
    From net investment income
        Class A ................................      (4,747,795)      (7,629,613)        (177,147)        (312,984)
        Class B ................................             N/A              N/A              N/A              N/A
    From realized gain on investments
        Class A ................................               0           (7,529)               0                0
        Class B ................................             N/A              N/A              N/A              N/A
                                                   -------------    -------------    -------------    -------------
              Total distributions ..............      (4,747,795)      (7,637,142)        (177,147)        (312,984)

Net increase in net assets resulting
  from capital share transactions (note 4) .....      15,538,890      104,674,446        1,960,935        3,030,129
                                                   -------------    -------------    -------------    -------------

              Increase in net assets ...........   $  15,538,890    $ 104,684,128    $   1,960,935    $   3,030,230
                                                   -------------    -------------    -------------    -------------

Net assets:
    Beginning net assets .......................     184,648,131       79,964,003       11,651,564        8,621,334
                                                   -------------    -------------    -------------    -------------

    Ending net assets ..........................   $ 200,187,021    $ 184,648,131    $  13,612,499    $  11,651,564
                                                   =============    =============    =============    =============
                                                             Short-Term                   U.S. Government
                                                             Bond Fund                     Income Fund
                                                             ---------                     -----------

                                                     Six Months          Year        Six Months         Year
                                                       Ended             Ended         Ended            Ended
                                                      3/31/97           9/30/96       3/31/97          9/30/96
                                                      -------           -------       -------          -------
Increase in net assets:
Operations:
        Net investment income ..................   $    705,732    $    622,464    $  1,640,273    $  2,526,598
        Net realized gain (loss)
          on sale of investments ...............            879         (44,897)       (463,603)       (663,449)
        Net change in unrealized appreciation
          (depreciation) of investments ........       (243,844)        (93,004)       (266,646)       (415,895)
                                                   -------------    ------------    ------------    ------------
              Net increase (decrease) in net
                assets resulting from operations        462,767         484,563         910,024       1,447,254
                                                   -------------    ------------    ------------    ------------

Distributions to shareholders:
    From net investment income
        Class A ................................       (700,655)       (619,703)     (1,534,806)     (2,357,864)
        Class B ................................         (5,077)         (2,761)       (105,467)       (168,735)
    From realized gain on investments
        Class A ................................              0               0               0         (83,304)
        Class B ................................              0               0               0          (6,386)
                                                   -------------    ------------    ------------    ------------
              Total distributions ..............       (705,732)       (622,464)     (1,640,273)     (2,616,289)

Net increase in net assets resulting
  from capital share transactions (note 4) .....     12,379,335      16,238,690      14,277,524      17,454,019
                                                   -------------    ------------    ------------    ------------

              Increase in net assets ...........   $ 12,136,370    $ 16,100,789    $ 13,547,275    $ 16,284,984
                                                   -------------    ------------    ------------    ------------

Net assets:
    Beginning net assets .......................     19,696,347       3,595,558      47,156,555      30,871,571
                                                   -------------    ------------    ------------    ------------

    Ending net assets ..........................   $ 31,832,717    $ 19,696,347    $ 60,703,830    $ 47,156,555
                                                   ============     ===========     ===========     ===========

                                 See accompanying notes to financial statements.

Statements of Changes in Net Assets
(Unaudited)
For the periods ended March 31, 1997 and September 30, 1996

                                                             Bond Fund                   Municipal Bond Fund
                                                             ---------                   -------------------

                                                    Six Months          Year         Six Months         Year
                                                      Ended             Ended          Ended            Ended
                                                     3/31/97           9/30/96        3/31/97          9/30/96
                                                     -------           -------        -------          -------
Increase in net assets:
Operations:
        Net investment income ..................   $  1,031,109    $  1,302,493    $    166,411    $    308,447
        Net realized gain (loss)
          on sale of investments ...............         33,240        (396,666)         (6,689)        (26,860)
        Net change in unrealized appreciation
          (depreciation) of investments ........       (457,221)       (381,786)        (34,078)        (12,382)
                                                   -------------    -----------     -----------     -----------
              Net increase (decrease) in net
                assets resulting from operations        607,128         524,041         125,644         269,205
                                                   -------------    -----------     -----------     -----------

Distributions to shareholders:
    From net investment income
        Class A ................................     (1,018,958)     (1,285,950)       (158,125)       (297,309)
        Class B ................................        (12,151)        (16,542)         (8,286)        (11,138)
    From realized gain on investments
        Class A ................................              0               0               0               0
        Class B ................................              0               0               0               0
                                                   -------------    -----------     -----------     -----------
              Total distributions ..............     (1,031,109)     (1,302,492)       (166,411)       (308,447)

Net increase in net assets resulting
  from capital share transactions (note 4) .....     11,343,844      16,780,563         462,442       1,436,099
                                                   -------------    -----------     -----------     -----------

              Increase in net assets ...........   $ 10,919,863    $ 16,002,112    $    421,675    $  1,396,857
                                                   -------------    -----------     -----------     -----------

Net assets:
    Beginning net assets .......................     28,173,772      12,171,660       6,964,986       5,568,129
                                                   -------------    -----------     -----------     -----------

    Ending net assets ..........................   $ 39,093,635    $ 28,173,772    $  7,386,661    $  6,964,986
                                                   ============    ============    ============     ===========
                                                             California
                                                            Tax-Free Fund                 Growth & Income Fund
                                                            -------------                 --------------------

                                                     Six Months          Year           Six Months           Year
                                                       Ended             Ended             Ended            Ended
                                                      3/31/97           9/30/96           3/31/97          9/30/96
                                                      -------           -------           -------          -------
Increase in net assets:
Operations:
        Net investment income ..................   $     588,100    $   1,090,105    $   1,013,811    $   1,166,570
        Net realized gain (loss)
          on sale of investments ...............            (327)          86,379       10,892,254        7,926,105
        Net change in unrealized appreciation
          (depreciation) of investments ........         (82,631)         (73,857)       1,732,677        3,796,225
                                                   -------------    -------------    -------------    -------------
              Net increase (decrease) in net
                assets resulting from operations         505,142        1,102,627       13,638,742       12,888,900
                                                   -------------    -------------    -------------    -------------

Distributions to shareholders:
    From net investment income
        Class A ................................        (511,139)      (1,002,858)        (853,438)      (1,046,755)
        Class B ................................         (76,961)         (87,246)         (86,873)         (97,312)
    From realized gain on investments
        Class A ................................               0                0       (8,171,142)      (1,178,916)
        Class B ................................               0                0       (1,266,700)         (97,876)
                                                   -------------    -------------    -------------    -------------
              Total distributions ..............        (588,100)      (1,090,104)     (10,378,153)      (2,420,859)

Net increase in net assets resulting
  from capital share transactions (note 4) .....       1,666,052        3,765,357       47,459,675       67,305,092
                                                   -------------    -------------    -------------    -------------

              Increase in net assets ...........   $   1,583,094    $   3,777,880    $  50,720,264    $  77,773,133
                                                   -------------    -------------    -------------    -------------

Net assets:
    Beginning net assets .......................      24,035,362       20,257,482      119,143,471       41,370,338
                                                   -------------    -------------    -------------    -------------

    Ending net assets ..........................   $  25,618,456    $  24,035,362    $ 169,863,735    $ 119,143,471
                                                   =============    =============    =============    =============

                                                           Growth Fund
                                                           -----------
                                                    Six Months         Year
                                                      Ended            Ended
                                                     3/31/97          9/30/96
                                                   ------------    ------------
Increase in net assets:
Operations:
        Net investment income ..................  $     (30,091)   $     22,583
        Net realized gain (loss)
          on sale of investments ...............       (858,587)       (290,727)
        Net change in unrealized appreciation
          (depreciation) of investments ........     (2,086,466)      2,744,987
                                                   ------------    ------------
              Net increase (decrease) in net
                assets resulting from operations     (2,975,144)      2,476,843
                                                   ------------    ------------

Distributions to shareholders:
    From net investment income
        Class A ................................              0         (20,757)
        Class B ................................              0            (551)
    From realized gain on investments
        Class A ................................              0               0
        Class B ................................              0               0
                                                   ------------    ------------
              Total distributions ..............              0         (21,308)

Net increase in net assets resulting
  from capital share transactions (note 4) .....     18,325,144      16,406,270
                                                   ------------    ------------

              Increase in net assets ...........   $ 15,350,000    $ 18,861,805
                                                   ============    ============

Net assets:
    Beginning net assets .......................     23,197,535       4,335,730
                                                   ------------    ------------

    Ending net assets ..........................   $ 38,547,535    $ 23,197,535
                                                   ============    ============

                                 See accompanying notes to financial statements.


Supplemental information for a share outstanding for the                       Money Market Fund
six month period ended March 31, 1997 or throughout each   -------------------------------------------------------------
fiscal year or period ended September 30.                       1997              1996             1995         1994(a)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................   $         1.00  $         1.00  $        1.00  $        1.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................             0.02            0.05           0.05           0.03
Net realized and unrealized gain (loss) on investments ..             0.00            0.00           0.00           0.00
------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................             0.02            0.05           0.05           0.03
------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................            (0.02)          (0.05)         (0.05)         (0.03)
Distributions from net realized gain (loss) .............             0.00            0.00           0.00           0.00
   Total distributions ..................................            (0.02)          (0.05)         (0.05)         (0.03)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........             0.00            0.00           0.00           0.00
------------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................   $         1.00  $         1.00  $        1.00  $        1.00
========================================================================================================================
Total return (not annualized)(d) ........................             2.46%           5.05%          5.52%          3.36%
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................   $      201,236     $   184,648     $   79,964     $   49,988
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........             0.57%           0.58%          0.42%          0.15%
Ratio of net investment income to average net assets (ii)             4.87%           4.92%          5.40%          4.25%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........             1.07%           1.09%          1.29%          1.64%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....             2.18%           4.41%          4.53%          2.76%
Portfolio Turnover ......................................              N/A             N/A             N/A            N/A
Average Commission Rate Paid ............................              N/A             N/A             N/A            N/A
------------------------------------------------------------------------------------------------------------------------

Supplemental information for a share outstanding for the                       Tax-Free Money Market Fund
six month period ended March 31, 1997 or throughout each   -------------------------------------------------------------
fiscal year or period ended September 30.                       1997              1996             1995         1994(a)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................   $        1.00  $        1.00  $       1.00  $        1.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................            0.01           0.03          0.03           0.02
Net realized and unrealized gain (loss) on investments ..            0.00           0.00          0.00           0.00
------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................            0.01           0.03          0.03           0.02
------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................           (0.01)         (0.03)        (0.03)         (0.02)
Distributions from net realized gain (loss) .............            0.00           0.00          0.00           0.00
   Total distributions ..................................           (0.01)         (0.03)        (0.03)         (0.02)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........            0.00           0.00          0.00           0.00
------------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................   $        1.00  $        1.00  $       1.00  $        1.00
========================================================================================================================
Total return (not annualized)(d) ........................            1.43%          3.00%         3.44%          2.22%
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................   $      13,258     $   11,652     $   8,621     $   10,633
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........            0.66%          0.62%         0.44%          0.17%
Ratio of net investment income to average net assets (ii)            2.86%          2.93%         3.39%          2.56%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........            1.48%          1.53%         1.90%          2.28%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....            2.04%          2.02%         1.92%          0.45%
Portfolio Turnover ......................................             N/A            N/A            N/A           N/A
Average Commission Rate Paid ............................             N/A            N/A            N/A           N/A

                                                                                     Bond Fund
Supplemental information for a share outstanding for the                              Class A
six month period ended March 31, 1997 or throughout each   -------------------------------------------------------------
fiscal year or period ended September 30.                         1997            1996          1995(e)       1994(a)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................   $        8.71  $        8.99  $        8.47  $       9.50
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................            0.27           0.56           0.58          0.52
Net realized and unrealized gain (loss) on investments ..           (0.07)         (0.28)          0.52         (1.03)
------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................            0.20           0.28           1.10         (0.51)
------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................           (0.27)         (0.56)         (0.58)        (0.52)
Distributions from net realized gain (loss) .............            0.00           0.00           0.00          0.00
------------------------------------------------------------------------------------------------------------------------
    Total distributions .................................           (0.27)         (0.56)         (0.58)        (0.52)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net asset value ..........           (0.07)         (0.28)          0.52         (1.03)
------------------------------------------------------------------------------------------------------------------------
    Net asset value - end of period .....................   $        8.64  $        8.71  $        8.99  $       8.47
========================================================================================================================
Total return (not annualized)(d) ........................            2.28%          3.12%         13.53%        (5.49)%
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................   $      38,650     $   27,761     $   12,022     $   7,539
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........            0.59%          0.47%          0.21%         0.09%
Ratio of net investment income to average net assets (ii)            6.15%          6.25%          6.69%         6.29%
   (i)  Ratio of net expenses to average net assets
       prior to waivers and reimbursements (f) ..........            1.29%          1.42%          2.20%         2.55%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....            2.72%          5.29%          4.70%         3.83%
Portfolio Turnover ......................................           63.00%        170.64%        327.31%        26.14%
Average Commission Rate Paid ............................             N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------

                                                                           Bond Fund
Supplemental information for a share outstanding for the                    Class B
six month period ended March 31, 1997 or throughout each   ------------------------------------
fiscal year or period ended September 30.                        1997         1996   1995(c)(e)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................   $     8.70  $     8.98  $     8.36
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................         0.25        0.51        0.49
Net realized and unrealized gain (loss) on investments ..        (0.06)      (0.28)       0.62
-----------------------------------------------------------------------------------------------
   Total from investment operations .....................         0.19        0.23        1.11
-----------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................        (0.25)      (0.51)      (0.49)
Distributions from net realized gain (loss) .............         0.00        0.00        0.00
-----------------------------------------------------------------------------------------------
    Total distributions .................................        (0.25)      (0.51)      (0.49)
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in net asset value ..........        (0.06)      (0.28)       0.62
-----------------------------------------------------------------------------------------------
    Net asset value - end of period .....................   $     8.64  $     8.70  $     8.98
===============================================================================================
Total return (not annualized)(d) ........................         2.15%       2.62%      13.58%
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................   $      443     $   412     $   150
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........         1.09%       0.96%       0.78%
Ratio of net investment income to average net assets (ii)         5.64%       5.66%       5.56%
   (i)  Ratio of net expenses to average net assets
       prior to waivers and reimbursements (f) ..........         2.03%       2.15%       4.00%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....         2.34%       4.48%       2.34%
Portfolio Turnover ......................................        63.00%     170.64%     327.31%
Average Commission Rate Paid ............................          N/A         N/A         N/A

----------
(a)  The fund commenced operations on October 19, 1993.
(b)  The fund commenced operations on June 12, 1995.
(c)  Class B shares were not offered until November 1, 1994.
(d) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(e) The fund was managed by Piper Capital Management, Inc. until December 1, 1994 when The Boston Company Asset Management, Inc. assumed management responsibilities.
(f) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.

                                 See accompanying notes to financial statements.


                                                                                      Short-Term Bond Fund
Supplemental information for a share outstanding for the                     Class A                             Class B
six month period ended March 31, 1997 or throughout each   ---------------------------------------- -------------------------------
fiscal year or period ended September 30.                        1997        1996         1995(b)      1997       1996       1995(b)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................       $9.98       $10.05        $10.00       $9.98      $10.05     $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................        0.28         0.54          0.18        0.27        0.49       0.20
Net realized and unrealized gain (loss) on investments ..       (0.06)       (0.07)         0.05       (0.06)      (0.07)      0.05
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................        0.22         0.47          0.23        0.21        0.42       0.25
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................       (0.28)       (0.54)        (0.18)      (0.27)      (0.49)     (0.20)
Distributions from net realized gain (loss) .............        0.00         0.00          0.00        0.00        0.00       0.00
   Total distributions ..................................       (0.28)       (0.54)        (0.18)      (0.27)      (0.49)     (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........       (0.06)       (0.07)         0.05       (0.06)      (0.07)      0.05
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................       $9.92        $9.98        $10.05       $9.92       $9.98     $10.05
====================================================================================================================================
Total return (not annualized)(d) ........................        2.19%        4.82%         2.32%       1.94%       4.29%      2.51%
====================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................     $31,548      $19,554        $3,582        $284        $143        $13
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........        0.49%        0.39%         0.00%       0.99%       0.90%      0.00%
Ratio of net investment income to average net assets (ii)        5.57%        5.42%         5.91%       5.02%       4.81%      5.54%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........        1.26%        1.58%         2.76%       2.00%       2.29%      3.33%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....        4.80%        4.23%         3.15%       4.01%       3.42%      2.21%
Portfolio Turnover ......................................        9.18%       29.37%         1.05%       9.18%      29.37%      1.05%
Average Commission Rate Paid ............................         N/A          N/A           N/A         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               U.S. Government Income Fund
Supplemental information for a share outstanding for the                                Class A
six month period ended March 31, 1997 or throughout each   -------------------------------------------------------------
fiscal year or period ended September 30.                           1997           1996           1995(e)       1994(a)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................           $9.01          $9.24          $8.77          $9.50
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................            0.29           0.57           0.63           0.56
Net realized and unrealized gain (loss) on investments ..           (0.10)         (0.21)          0.47          (0.73)
------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................            0.19           0.36           1.10          (0.17)
------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................           (0.29)         (0.57)         (0.63)         (0.56)
Distributions from net realized gain (loss) .............            0.00          (0.02)          0.00           0.00
------------------------------------------------------------------------------------------------------------------------
   Total distributions ..................................           (0.29)         (0.59)         (0.63)         (0.56)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........           (0.10)         (0.23)          0.47          (0.73)
------------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................           $8.91          $9.01          $9.24          $8.77
========================================================================================================================
Total return (not annualized)(d) ........................            2.07%          4.02%         13.00%         (1.83)%
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................         $57,171        $43,717        $29,308        $19,158
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........            0.59%          0.46%          0.21%          0.09%
Ratio of net investment income to average net assets (ii)            6.34%          6.23%          6.93%          6.24%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........            1.26%          1.29%          1.63%          1.83%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....            5.68%          5.41%          5.51%          4.49%
Portfolio Turnover ......................................          146.10%        101.00%         46.96%         28.20%
Average Commission Rate Paid ............................             N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------

                                                                        U.S. Government Income Fund
Supplemental information for a share outstanding for the                          Class B
six month period ended March 31, 1997 or throughout each   ----------------------------------------------
fiscal year or period ended September 30.                        1997             1996         1995(c)(e)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................           $9.02         $9.25         $8.67
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................            0.27          0.53          0.52
Net realized and unrealized gain (loss) on investments ..           (0.11)        (0.21)         0.58
---------------------------------------------------------------------------------------------------------
   Total from investment operations .....................            0.16          0.32          1.10
---------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ................           (0.27)        (0.53)        (0.52)
Distributions from net realized gain (loss) .............            0.00         (0.02)         0.00
---------------------------------------------------------------------------------------------------------
   Total distributions ..................................           (0.27)        (0.55)        (0.52)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........           (0.11)        (0.23)         0.58
---------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................           $8.91         $9.02         $9.25
=========================================================================================================
Total return (not annualized)(d) ........................            1.71%         3.51%        13.08%
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................          $3,533        $3,439        $1,564
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........            1.09%         0.96%         0.79%
Ratio of net investment income to average net assets (ii)            5.85%         5.67%         5.71%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (f) ...........            2.01%         2.02%         3.19%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....            4.93%         4.61%         3.31%
Portfolio Turnover ......................................          146.10%       101.00%        46.96%
Average Commission Rate Paid ............................             N/A           N/A           N/A
---------------------------------------------------------------------------------------------------------

                                                                                   Growth & Income Fund
Supplemental information for a share outstanding for the                                 Class A
six month period ended March 31, 1997 or throughout each   -------------------------------------------------------------
fiscal year or period ended September 30.                           1997             1996         1995(e)        1994(a)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................           $16.29          $14.30         $11.14         $11.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................             0.12            0.21           0.27           0.23
Net realized and unrealized gain (loss) on investments ..             1.65            2.32           3.22           0.13
------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................             1.77            2.53           3.49           0.36
Less distributions:
Distributions from net investment income ................            (0.11)          (0.21)         (0.27)         (0.22)
Distributions from net realized gain (loss) .............            (1.14)          (0.33)         (0.06)          0.00
------------------------------------------------------------------------------------------------------------------------
    Total distributions .................................            (1.25)          (0.54)         (0.33)         (0.22)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net asset value ..........             0.52            1.99           3.16           0.14
------------------------------------------------------------------------------------------------------------------------
    Net asset value - end of period .....................           $16.81          $16.29         $14.30         $11.14
========================================================================================================================
Total return (not annualized)(d) ........................            10.98%          18.08%         31.93%          3.29%
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................         $146,445        $102,485        $38,483        $14,174
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........             0.62%           0.72%          0.43%          0.25%
Ratio of net investment income to average net assets (ii)             1.68%           1.49%          2.30%          2.81%
   (i)  Ratio of net expenses to average net assets
       prior to waivers and reimbursements (f) ..........             1.22%           1.34%          1.80%          2.17%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....             1.09%           0.88%          0.93%          0.89%
Portfolio Turnover ......................................            43.33%          66.32%         92.01%         13.90%
Average Commission Rate Paid ............................          $0.0567         $0.0498            N/A            N/A
------------------------------------------------------------------------------------------------------------------------

                              Growth & Income Fund
Supplemental information for a share outstanding for the                          Class B
six month period ended March 31, 1997 or throughout each   -----------------------------------------------
fiscal year or period ended September 30.                            1997           1996         1995(c)(e)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................            $16.26         $14.29        $11.30
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................              0.08           0.17          0.23
Net realized and unrealized gain (loss) on investments ..              1.64           2.28          3.05
----------------------------------------------------------------------------------------------------------
   Total from investment operations .....................              1.72           2.45          3.28
Less distributions:
Distributions from net investment income ................             (0.07)         (0.15)        (0.23)
Distributions from net realized gain (loss) .............             (1.14)         (0.33)        (0.06)
----------------------------------------------------------------------------------------------------------
    Total distributions .................................             (1.21)         (0.48)        (0.29)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net asset value ..........              0.51           1.97          2.99
----------------------------------------------------------------------------------------------------------
    Net asset value - end of period .....................            $16.77         $16.26        $14.29
==========================================================================================================
Total return (not annualized)(d) ........................             10.69%         17.48%        29.53%
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................           $23,419        $16,658        $2,887
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........              1.12%          1.22%         1.01%
Ratio of net investment income to average net assets (ii)              0.93%          0.97%         1.64%
   (i)  Ratio of net expenses to average net assets
       prior to waivers and reimbursements (f) ..........              1.97%          2.07%         2.92%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....              0.09%          0.12%        (0.27)%
Portfolio Turnover ......................................             43.33%         66.32%        92.01%
Average Commission Rate Paid ............................           $0.0567        $0.0498           N/A
----------------------------------------------------------------------------------------------------------


                                                                                              Growth Fund
Supplemental information for a share outstanding for the                     Class A                             Class B
six month period ended March 31, 1997 or throughout each   ---------------------------------------- -------------------------------
fiscal year or period ended September 30.                      1997         1996      1995(b)      1997         1996        1995(b)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................    $13.76       $11.66      $10.00       $13.70       $11.65      $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................     (0.01)        0.01        0.03        (0.04)       (0.02)       0.03
Net realized and unrealized gain (loss) on investments ..     (0.99)        2.12        1.63        (0.98)        2.09        1.62
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................     (1.00)        2.13        1.66        (1.02)        2.07        1.65
Less distributions:
Distributions from net investment income ................      0.00        (0.03)       0.00         0.00        (0.02)       0.00
Distributions from net realized gain (loss) .............      0.00         0.00        0.00         0.00         0.00        0.00
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions .................................      0.00        (0.03)       0.00         0.00        (0.02)       0.00
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net asset value ..........     (1.00)        2.10        1.66        (1.02)        2.05        1.65
-----------------------------------------------------------------------------------------------------------------------------------
    Net asset value - end of period .....................    $12.76       $13.76      $11.66       $12.68       $13.70      $11.65
===================================================================================================================================
Total return (not annualized)(d) ........................     (7.27)%      18.35%      16.60%       (7.45)%      17.80%      16.50%
===================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................   $35,798      $21,027      $4,187       $2,749       $2,170        $149
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........      0.72%        0.49%       0.00%        1.21%        1.01%       0.00%
Ratio of net investment income to average net assets (ii)      0.03%        0.21%       1.20%       (0.65)%      (0.36)%    107.00%
   (i)  Ratio of net expenses to average net assets
       prior to waivers and reimbursements (f) ..........      1.37%        1.68%       3.46%        2.12%        2.43%       3.85%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (f) ....     (0.62)%      (0.98)%     (2.26)%      (1.55)%      (1.78)%     (2.78)%
Portfolio Turnover ......................................     10.34%       16.40%       0.06%       10.34%       16.40%       0.06%
Average Commission Rate Paid ............................   $0.0271      $0.0281         N/A      $0.0271      $0.0281         N/A
-----------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Financial Highlights
(Unaudited)

                                                                                         Municipal Bond Fund
Supplemental information for a share outstanding for                       Class A                            Class B
the six month period ended March 31, 1997 or throughout ------------------------------------------ -----------------------------
each fiscal year or period ended September 30.              1997       1996       1995     1994(a)      1997      1996      1995(b)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...............  $     8.95 $     8.98 $     8.60 $     9.50 $     8.96 $     8.98 $    8.31
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...............................        0.21       0.44       0.47       0.42       0.19       0.40      0.38
Net realized and unrealized gain (loss) on
   investments ......................................       (0.04)     (0.03)      0.38      (0.90)     (0.05)     (0.02)     0.67
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .................        0.17       0.41       0.85      (0.48)      0.14       0.38      1.05
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from net investment income ............       (0.21)     (0.44)     (0.47)     (0.42)     (0.19)     (0.40)    (0.38)
Distributions from net realized gain (loss) .........        0.00       0.00       0.00       0.00       0.00       0.00      0.00
   Total distributions ..............................       (0.21)     (0.44)     (0.47)     (0.42)     (0.19)     (0.40)    (0.38)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value .......       (0.04)     (0.03)      0.38      (0.90)     (0.05)     (0.02)     0.67
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ..................       $8.91      $8.95      $8.98      $8.60      $8.91      $8.96     $8.98
===================================================================================================================================
Total return (not annualized)(c) ....................        1.89%      4.64%     10.18%     (5.15)%     1.53%       4.22%    12.86%
===================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .....................  $    7,005  $   6,540  $   5,512  $   2,610    $   381    $   425    $   56
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ......        0.50%      0.41%      0.40%      0.25%      1.00%      0.91%     0.90%
Ratio of net investment income to average net
   assets (ii) ......................................        4.67%      4.88%      5.26%      5.03%      4.16%      4.27%     4.26%
   (i)  Ratio of net expenses to average net assets
      prior to waivers and reimbursements (e) .......        1.79%      1.95%      3.30%      3.99%      2.53%      2.53%     5.56%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e)         1.69%      3.35%      2.36%      1.29%      1.31%      2.64%    (0.40)%
Portfolio Turnover ..................................        6.92%      9.82%     81.90%     81.42%      6.92%      9.82%    81.90%
Average Commission Rate Paid ........................         N/A        N/A        N/A        N/A        N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         California Tax-Free Fund
Supplemental information for a share outstanding for the                       Class A                            Class B
six month period ended March 31, 1997 or throughout each   ------------------------------------------ -----------------------------
fiscal year or period ended September 30.                       1997      1996       1995    1994(a)     1997      1996      1995(b)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period ...................  $    7.93   $  7.92   $   7.59  $   8.50   $  7.93 $     7.92 $     7.35
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income ...................................       0.19      0.40       0.41      0.36      0.17       0.36       0.34
Net realized and unrealized gain (loss) on investments ..      (0.02)     0.01       0.33     (0.91)    (0.02)      0.01       0.57
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations .....................       0.17      0.41       0.74     (0.55)     0.15       0.37       0.91
Less distributions:
Distributions from net investment income ................      (0.19)    (0.40)     (0.41)    (0.36)    (0.17)     (0.36)     (0.34)
Distributions from net realized gain (loss) .............       0.00      0.00       0.00      0.00      0.00       0.00       0.00
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions ..................................      (0.19)    (0.40)     (0.41)    (0.36)    (0.17)     (0.36)     (0.34)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value ...........      (0.02)     0.01       0.33     (0.91)    (0.02)      0.01       0.57
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value - end of period ......................  $    7.91   $  7.93    $  7.92  $   7.59    $ 7.91   $   7.93   $   7.92
====================================================================================================================================
Total return (not annualized)(c) ........................       2.17%     5.23%     10.13%    (6.56)%    1.92%      4.70%     12.60%
====================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000) .........................  $  21,606   $20,876    $19,292  $ 13,815   $ 4,013    $ 3,159    $   966
Ratios to average net assets (annualized):
Ratio of net expenses to average net assets(i) ..........       0.50%     0.38%      0.32%     0.25%     1.00%      0.89%      0.84%
Ratio of net investment income to average net assets (ii)       4.82%     4.98%      5.36%     4.70%     4.29%      4.39%      4.47%
   (i)  Ratio of net expenses to average net assets
       prior to waivers and reimbursements (e) ..........       1.29%     1.29%      1.65%     2.01%     2.03%      1.98%      2.97%
   (ii) Ratio of net investment income to average net
      assets prior to waivers and reimbursements (e) ....       2.01%     4.06%      4.03%     2.94%     1.63%      3.30%      2.35%
Portfolio Turnover ......................................       9.37%    31.78%     86.69%    73.88%     9.37%     31.78%     86.69%
Average Commission Rate Paid ............................        N/A       N/A        N/A       N/A       N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------

----------
(a)  The fund commenced operations on October 19, 1993.
(b)  Class B shares were not offered until November 1, 1994.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(d) The fund was managed by Piper Capital Management, Inc. until December 1, 1994 when Payden & Rygel Investment Counsel assumed management responsibilities.
(e) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.

                                 See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

(1)     Significant Accounting Policies

Organization
------------

The Griffin Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As described in note 4, the Money Market and Tax-Free Money Market Funds are authorized to offer one class of shares, and each of the other series is authorized to issue shares of two classes: Class A and Class B. The Company commenced operations on October 19, 1993 and consists of a non-diversified fund, the California Tax-Free Fund, and eight separate diversified funds (collectively, the "Funds"):

- The Money Market Fund
- The Tax-Free Money Market Fund
- The Short-Term Bond Fund
- The U.S. Government Income Fund
- The Bond Fund
- The Municipal Bond Fund
- The Growth & Income Fund
- The Growth Fund

The Money Market Fund and Tax-Free Money Market Fund commenced offering shares on October 19, 1993. The U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund and Growth & Income Fund commenced offering Class A shares on October 19, 1993, and offered Class B shares beginning on November 1, 1994. The Short-Term Bond Fund and Growth Fund commenced offering Class A shares and Class B shares on June 12, 1995. The two classes of shares differ principally in their respective sales charges, shareholder servicing fees and distribution fees. Shareholders of each class may also bear certain expenses that pertain to each class. All shareholders bear the common expenses of the Funds, and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and shareholder servicing fees and from relative weightings of pro rata income and gain allocations. The California Tax-Free Fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the State of California than a fund with a broader geographical diversification.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation
------------------

For the funds other than the Money Market Fund and Tax-Free Money Market Fund, investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market are stated at the last reported sale price on the day of valuation or, if no sale has occurred, at the latest quoted bid price. U.S. Government securities and other securities for which current over-the-counter market quotations are readily available (excluding debt securities maturing in 60 days or less) are valued at the closing bid prices. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing services. Debt securities maturing in 60 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets for which current quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Money Market Fund and Tax-Free Money Market Fund use the amortized cost method to value their portfolio securities and attempt to maintain constant net asset values of $1.00 per share. The amortized cost method, which approximates market value, involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

Security Transactions
---------------------

The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accru-al basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

Futures Contracts
-----------------

Each of the Funds except the Money Market Fund and Tax-Free Money Market Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash or high-quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures contracts open at year end, if any, are detailed in the Schedule of Investments for each of the Funds.

Repurchase Agreements
---------------------

Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. Repurchase agreements, if any, are detailed in the Schedule of Investments for each of the Funds. The prospectuses require that repurchase agreements be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at March 31, 1997 are collateralized by U.S. Treasury or federal agency obligations, and were entered into on March 31, 1997.

Distributions to Shareholders
-----------------------------

Dividends to shareholders from net investment income are declared daily and distributed monthly for the Money Market Fund, Tax-Free Money Market Fund, Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund. Dividends to shareholders from the net investment income of the Growth & Income Fund are declared and distributed quarterly, and with respect to the Growth Fund, are declared and distributed annually. Dividends to shareholders are recorded on the ex-dividend date. Each Fund makes distributions from net realized gains on investments, if any, once a year.

Federal Income Taxes
--------------------

The Company's policy for each Fund is to comply with the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of their taxable income and any net realized capital gain to its shareholders. Accordingly, no provisions for income taxes has been made as sufficient distributions were made or are intended to be made to eliminate taxable income. The following net capital loss carryforward amounts are available to the funds as of September 30, 1996:

                             Net Capital Loss    Date(s) of
                               Carryforward      Expiration
-----------------------------------------------------------
Tax-Free Money Market Fund       $  4,664           2004
Short-Term Bond Fund ......        45,033           2004
Bond Fund .................        88,015        2003-2004
Municipal Bond Fund .......       115,227        2003-2004
California Tax-Free Fund ..       440,499           2003
Growth Fund ...............       290,665           2004

Due to the timing of dividend distributions and the differences in accounting for income and realized gains

(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the fund. The differences between the income or gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The Board of Directors will not declare capital gain distributions until the net capital loss carryforwards have been utilized.

Organization Expenses
---------------------

Griffin Financial Administrators ("GFA"), the Funds' administrator, has incurred expenses in connection with the organization and initial registration of the Funds. These expenses were charged to the individual Funds and are being amortized by the Funds on a straight-line basis over 60 months from the date the Funds commenced operations.

Use of Estimates
----------------

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(2)       Agreements and Other Transactions with Affiliates

The Company has entered into an advisory contract on behalf of the Funds with Griffin Financial Investment Advisors ("GFIA"). Pursuant to the contract, GFIA furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management of the Funds. Under the contract, the Growth & Income Fund and the Growth Fund pay GFIA a monthly advisory fee calculated by multiplying each fund's average daily net assets by 0.60% on an annualized basis. Each of the other Funds pays a monthly advisory fee to GFIA based on an annualized rate of 0.50% of each Fund's average daily net assets. GFIA has entered into sub-advisory agreements with Payden & Rygel Investment Counsel ("Payden & Rygel") with respect to the Money Market Fund, Tax-Free Money Market Fund, U.S. Government Income Fund, Municipal Bond Fund and the California Tax-Free Fund, with The Boston Company Asset Management, Inc. ("TBCAM") with respect to the Bond Fund and the Growth & Income Fund, and with T. Rowe Price Associates, Inc. ("T. Rowe Price") with respect to the Short-Term Bond Fund and the Growth Fund. Pursuant to such sub-advisory agreements, Payden & Rygel, TBCAM and T. Rowe Price are primarily responsible for the daily management of the respective Fund's portfolios. GFIA pays Payden & Rygel, TBCAM and T. Rowe Price sub-advisory fees for the Funds out of the advisory fees discussed above. For the six months ended March 31, 1997, GFIA has voluntarily waived all of its fees to limit fund expenses. For the six months ended March 31, 1997, advisory fees were incurred by the Funds as follows:

                                                     Advisory            Waived
Funds                                                  fees               fees
--------------------------------------------------------------------------------
Money Market .............................           $486,904           $486,904
Tax-Free Money Market ....................             30,946             30,946
Short-Term Bond ..........................             63,164             63,164
U.S. Government Income ...................            129,541            129,541
Bond .....................................             83,679             83,679
Municipal Bond ...........................             17,905             17,905
California Tax-Free ......................             61,944             61,944
Growth & Income ..........................            444,079            444,079
Growth ...................................             95,833             95,833

The Company has entered into contracts on behalf of the Funds with GFA whereby GFA is responsible for providing administration, custody, transfer agency and portfolio accounting services for the Funds. GFA is compensated for its services by each of the Funds on a monthly basis based on an annualized rate of 0.20% of the Fund's average daily net assets. GFA has waived a portion of its fees to limit fund expenses. For the six months ended March 31, 1997, administration fees were incurred by the Funds as follows:

                                                  Administration
                                                        and               Waived
Funds                                             Accounting fees           fees
--------------------------------------------------------------------------------
Money Market .............................           $194,762           $      0
Tax-Free Money Market ....................             12,378              7,555
Short-Term Bond ..........................             25,266              4,493
U.S. Government Income ...................             51,816                839
Bond .....................................             33,472                546
Municipal Bond ...........................              7,162              7,162
California Tax-Free ......................             24,778              4,972
Growth & Income ..........................            148,026                  0
Growth ...................................             31,944                508

In addition, GFA has agreed to reimburse the Funds for certain operating expenses.

The Company has adopted integrated Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act for the single class of shares of the Money Market Fund and the Tax-Free Money Market Fund and for the Class A shares of each of the other Funds. Under these Plans, the Funds may reimburse Griffin Financial Services ("GFS"), the Funds' distributor, for actual expenses incurred in preparing and printing prospectuses and other promotional materials for, and for providing such prospectuses and promotional materials to, prospective shareholders. Payments under the Plans also may be used to compensate or reimburse the distributor, selling agents and or servicing agents for distribution, sales support or shareholder support services. Aggregate payments under the plans may not exceed, on an annualized basis, 0.20% of the average daily net assets of the Money Market Fund and the Tax-Free Money Market Fund, and 0.25% of the average daily net assets of the class A shares of the Non-Money Market Funds. GFS has waived a portion of its fees to limit fund expenses. For the period ended March 31, 1997, shares of the Money Market Fund and the Tax-Free Money Market Fund, and Class A shares of the Non-Money Funds incurred distribution and services fees as follows:

                                                 Distribution and        Waived
Funds                                             Servicing Fees          Fees
--------------------------------------------------------------------------------
Money Market .............................           $194,762           $      0
Tax-Free Money Market ....................             12,378             12,378
Class A Shares
--------------
Short-Term Bond ..........................             31,330             28,096
U.S. Government Income ...................             60,264             37,173
Bond .....................................             41,301             31,402
Municipal Bond ...........................              8,455              8,455
California Tax-Free ......................             26,500             26,244
Growth & Income ..........................            159,947                  0
Growth ...................................             36,704              6,913

The Company also has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of each of the non-Money Market Funds. Under the Distribution Plans, the Funds may reimburse GFS for actual expenses incurred in preparing and printing prospectuses and other promotional materials for, and providing them to, prospective shareholders. Payments under the Distribution Plans also may be used to compensate the distributor, selling agents and/or servicing agents for distribution sales support or shareholder support services. Payments under the Services Plans are made to servicing agents that provide shareholder liaison services to Class B shareholders. Aggregate payments under the Distribution Plans may not exceed 0.75% of the average daily net assets of each Fund on an annual basis. Aggregate payments under the Services Plans may not exceed, on an annualized basis, 0.25% of the average daily net assets of each Fund. GFS has waived a portion of its fees to limit fund expenses. For the period ended March 31, 1997, Class B shares of the Funds incurred distribution and servicing fees as follows:

                                                 Distribution and        Waived
Funds                                             Servicing Fees          Fees
--------------------------------------------------------------------------------
Short-Term Bond ..........................           $  1,009           $    504
U.S. Government Income ...................             18,026              9,013
Bond .....................................              2,152              1,076
Municipal Bond ...........................              1,992                996
California Tax-Free ......................             17,888              8,944
Growth & Income ..........................            100,342             25,085
Growth ...................................             12,906              4,205

Reimbursed expenses and waived fees continue at the discretion of the investment advisor, administrator and distributor. All officers and one director of the Funds are employees of GFS, but received no compensation from the Company. For the six months ended March 31, 1997, GFS was paid $113,590 in front-end sales charges on sales of Class A shares, and $40,184 in contingent deferred sales charges on Class B share redemptions.

(3)        Purchases and Sales of Securities Exclusive of Short-Term Investments

                                                      U.S.                                    California     Growth &
                                      Short-Term   Government        Bond       Municipal      Tax-Free       Income        Growth
                                      Bond Fund    Income Fund       Fund          Fund          Fund          Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Aggregate purchases and sales of:
Common and Preferred Stock:
     Purchases at cost ...........   $         0   $         0   $         0   $         0   $         0   $95,949,669   $18,407,906
     Sales proceeds ..............             0             0             0             0             0    60,627,489     3,195,256
U.S. Treasury Obligations:
     Purchases at cost ...........    11,907,726    57,311,662    15,739,116             0             0             0             0
     Sales proceeds ..............     1,765,099    54,121,385    13,268,669             0             0             0             0
U.S. Agency Securities:
     Purchases at cost ...........     1,117,142    26,813,435     4,394,918             0             0             0             0
     Sales proceeds ..............        13,810    17,088,737     3,797,540             0             0             0             0
Municipal Bonds:
     Purchases at cost ...........             0             0             0     1,242,020     4,993,260             0             0
     Sales proceeds ..............             0             0             0       470,151     2,225,955             0             0
Other Long-Term Securities:
     Purchases at cost ...........     1,339,930     1,011,434    10,988,524             0             0             0             0
     Sales proceeds ..............       448,902             0     3,599,058             0             0             0             0
------------------------------------------------------------------------------------------------------------------------------------

----------
All Funds not reflected in this schedule traded exclusively in short-term securities.

(4)        Capital Shares Transactions

As of March 31, 1997, the Company was authorized to issue 10 billion shares of $0.001 par value capital stock. As of March 31, 1997, each Fund, except the Money Market Fund and the Tax-Free Money Market Fund, was authorized to issue 250 million shares of $.001 par value capital stock as Class A shares and 250 million shares of $.001 par value capital stock as Class B shares. The Money Market Fund and the Tax-Free Money Market Fund were each authorized to issue 1 billion shares of $0.001 par value of capital stock of a single class of shares. Each Non-Money Market fund except the Short-Term Bond Fund and the Growth Fund issued Class A shares beginning October 19, 1993, and Class B shares beginning November 1, 1994. The Short-Term Bond Fund and the Growth Fund issued both Class A shares and Class B shares beginning June 12, 1995. Transactions in capital shares were as follows:

                                                                                                         Tax-Free
                                                           Money Market Fund                         Money Market Fund
                                                 ---------------------------------------   --------------------------------------
                                                      Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                    79,956,473           $79,956,473          8,626,128            $8,626,128
     Shares sold and exchanged in                     237,918,581           237,918,581         15,415,185            15,415,185
     Shares issued in reinvestment of dividends         7,146,285             7,146,285            286,582               286,582
     Shares redeemed and exchanged out               (140,390,420)         (140,390,420)       (12,671,638)          (12,671,638)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                   184,630,919          $184,630,919         11,656,257           $11,656,257
     Shares sold and exchanged in                     166,273,287           166,273,287          7,969,090             7,969,090
     Shares issued in reinvestment of dividends         4,504,475             4,504,475            163,756               163,756
     Shares redeemed and exchanged out               (155,238,872)         (155,238,872)        (6,171,911)           (6,171,911)
                                                 -----------------     -----------------   ----------------      ---------------
March 31, 1997:                                       200,169,809          $200,169,809         13,617,192           $13,617,192
                                                 =================     =================   ================      ================

                                     - 34 -

                                                                Class A                                   Class B
                                                 ---------------------------------------   --------------------------------------
Short-Term Bond Fund                                  Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                       356,327            $3,571,282              1,313               $13,161
     Shares sold and exchanged in                       1,789,555            17,982,937             16,811               167,013
     Shares issued in reinvestment of dividends            46,463               464,975                220                 2,191
     Shares redeemed and exchanged out                   (234,028)           (2,338,330)            (4,035)              (40,096)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                     1,958,317            19,680,864             14,309               142,269
     Shares sold and exchanged in                       1,582,973            15,868,724             15,315               153,227
     Shares issued in reinvestment of dividends            58,992               592,398                452                 4,531
     Shares redeemed and exchanged out                   (421,533)           (4,225,536)            (1,396)              (14,009)
                                                 -----------------     -----------------   ----------------      ----------------
March 31, 1997:                                         3,178,749           $31,916,450             28,680              $286,018
                                                 =================     =================   ================      ================

                                                                Class A                                   Class B
                                                 ---------------------------------------   --------------------------------------
U.S. Government Income Fund                           Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                     3,171,919           $29,004,527            169,102            $1,548,804
     Shares sold and exchanged in                       2,310,366            21,176,958            262,522             2,434,376
     Shares issued in reinvestment of dividends           179,960             1,646,434              8,766                80,124
     Shares redeemed and exchanged out                   (809,554)           (7,349,413)           (58,923)             (534,460)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                     4,852,691            44,478,506            381,467             3,528,844
     Shares sold and exchanged in                       2,192,079            19,827,940             38,865               352,575
     Shares issued in reinvestment of dividends           126,396             1,150,191              5,912                53,842
     Shares redeemed and exchanged out                   (753,229)           (6,834,174)           (29,989)             (272,850)
                                                 -----------------     -----------------   ----------------      ----------------
March 31, 1997:                                         6,417,937           $58,622,463            396,255            $3,662,411
                                                 =================     =================   ================      ================


                                                                Class A                                   Class B
                                                 ---------------------------------------   --------------------------------------
Bond Fund                                             Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                     1,337,451           $11,945,958             16,716              $148,782
     Shares sold and exchanged in                       2,257,836            20,078,526             42,483               376,231
     Shares issued in reinvestment of dividends           105,774               935,074              1,177                10,399
     Shares redeemed and exchanged out                   (512,391)           (4,506,778)           (12,983)             (112,889)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                     3,188,670            28,452,780             47,393               422,523
     Shares sold and exchanged in                       1,715,412            15,111,544              9,462                83,330
     Shares issued in reinvestment of dividends            94,003               830,371                979                 8,639
     Shares redeemed and exchanged out                   (525,838)           (4,632,909)            (6,493)              (57,131)
                                                 -----------------     -----------------   ----------------      ----------------
March 31, 1997:                                         4,472,247           $39,761,786             51,341              $457,361
                                                 =================     =================   ================      ================


                                                                Class A                                   Class B
                                                 ---------------------------------------   --------------------------------------
Municipal Bond Fund                                   Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                       614,143            $5,522,331              6,245               $54,697
     Shares sold and exchanged in                         193,716             1,753,063             53,010               478,805
     Shares issued in reinvestment of dividends            20,895               188,802                764                 6,853
     Shares redeemed and exchanged out                    (98,330)             (879,966)           (12,522)             (111,458)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                       730,424             6,584,230             47,497               428,897
     Shares sold and exchanged in                         141,129             1,273,335              5,055                45,688
     Shares issued in reinvestment of dividends            12,073               109,267                580                 5,252
     Shares redeemed and exchanged out                    (97,311)             (878,161)           (10,327)              (92,939)
                                                 -----------------     -----------------   ----------------      ----------------
March 31, 1997:                                           786,315            $7,088,671             42,805              $386,898
                                                 =================     =================   ================      ================

                                                                Class A                                   Class B
                                                 ---------------------------------------   --------------------------------------
California Tax-Free Fund                              Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                     2,436,233           $19,430,217            121,916              $954,806
     Shares sold and exchanged in                         562,419             4,499,150            318,506             2,531,079
     Shares issued in reinvestment of dividends            65,286               521,834              6,049                48,127
     Shares redeemed and exchanged out                   (431,734)           (3,452,505)           (48,248)             (382,328)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                     2,632,204            20,998,696            398,223             3,151,684
     Shares sold and exchanged in                         309,064             2,474,109            143,874             1,152,078
     Shares issued in reinvestment of dividends            33,874               271,829              5,619                45,109
     Shares redeemed and exchanged out                   (243,755)           (1,951,918)           (40,531)             (325,155)
                                                 -----------------     -----------------   ----------------      ----------------
March 31, 1997:                                         2,731,387           $21,792,716            507,185            $4,023,716
                                                 =================     =================   ================      ================


                                                                Class A                                   Class B
                                                 ---------------------------------------   --------------------------------------
Growth & Income Fund                                  Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                     2,691,747           $31,965,109            202,018            $2,652,653
     Shares sold and exchanged in                       4,197,275            63,998,352            847,109            13,004,356
     Shares issued in reinvestment of dividends           143,079             2,147,102             12,421               187,362
     Shares redeemed and exchanged out                   (739,537)          (11,455,896)           (37,209)             (576,184)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                     6,292,564            86,654,667          1,024,339            15,268,187
     Shares sold and exchanged in                       2,807,294            47,886,844            339,511             5,796,843
     Shares issued in reinvestment of dividends           535,441             8,911,933             80,397             1,334,810
     Shares redeemed and exchanged out                   (922,345)          (15,647,261)           (48,119)             (823,494)
                                                 -----------------     -----------------   ----------------      ----------------
March 31, 1997:                                         8,712,954          $127,806,183          1,396,128           $21,576,346
                                                 =================     =================   ================      ================


                                                                Class A                                   Class B
                                                 ---------------------------------------   --------------------------------------
Growth Fund                                           Shares                Amount             Shares                Amount
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1995:                                       359,063            $3,828,121             12,806              $141,837
     Shares sold and exchanged in                       1,361,488            17,033,507            152,567             1,954,438
     Shares issued in reinvestment of dividends             1,358                15,995                 51                   600
     Shares redeemed and exchanged out                   (193,632)           (2,506,766)            (7,077)              (91,504)
                                                 -----------------     -----------------   ----------------      ----------------
September 30, 1996:                                     1,528,277            18,370,857            158,347             2,005,371
     Shares sold and exchanged in                       1,471,601            20,213,333             65,530               904,713
     Shares issued in reinvestment of dividends                21                   286                  5                    65
     Shares redeemed and exchanged out                   (195,285)           (2,692,897)            (7,085)             (100,356)
                                                 -----------------     -----------------   ----------------      ----------------
March 31, 1997:                                         2,804,614           $35,891,579            216,797            $2,809,793
                                                 =================     =================   ================      ================

(5)    Custodial Earnings Credits

In accordance with the Custody Agreement between the Company and Investors Fiduciary Trust Company (the "Custodian"), the Custodian provides credits ("Earnings Credits") which are used to offset custodial expenses. These Earnings Credits are calculated each month by multiplying the average daily cash balance of each fund by three quarters of a money market rate set by State Street Bank & Trust Co., the funds' sub-custodian. The amount of such Earnings Credits for each of the Funds is reflected in the "Expense Reductions" in the Statements of Operations. Ratios of expenses to average daily net assets shown in the Financial Highlights are calculated without the Earnings Credits beginning with the periods ended September 30, 1995.

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

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

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
The Griffin Funds, Inc.

Board of Directors

Herschel Cardin
Vincent F. Coviello
William A. Hawkins (Chairman)
Carrol R. McGinnis
Morton O. Schapiro

Officers

William A. Hawkins, President
Richie D. Rowsey, Senior Vice President
Julia D. Whitcup, Senior Vice President & Treasurer
Tim S. Glassett, Secretary
Herbert L. Botts, Assistant Secretary
Steven P. Muson, Assistant Treasurer
Henry M. Pena, Assistant Secretary
Darlene L. Spears, Compliance Officer
Diana J. Veloz, Assistant Secretary

Transfer Agent and Custodian

Investors Fiduciary Trust Company (IFTC)
127 West 10th Street
Kansas City, MO  64105-1716

Investment Adviser

Griffin Financial Investment Advisers
5000 Rivergrade Road
Irwindale, CA 91706

Sub-Advisors

Payden & Rygel Investment Counsel
333 South Grand Avenue
Los Angeles, CA  90071

The Boston Company Asset Management, Inc.
One Boston Place
Boston, MA  02108

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD  21202

Legal Counsel

Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Washington, D.C.  20006


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Griffin Funds, Inc. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. The prospectus contains more detailed information about The Griffin Funds, Inc. Read the prospectus carefully before you invest or send money.